UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02864

Pioneer Bond Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Bond Fund

NQ | March 31, 2018

Ticker Symbols: Class A PIOBX Class C PCYBX Class K PBFKX Class R PBFRX Class Y PICYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.2%
	CONVERTIBLE PREFERRED STOCKS - 0.9% of Net Assets
	BANKS - 0.9%
	Diversified Banks - 0.9%
18,315(a)	Bank of America Corp., 7.25%	$23,616,277
18,101(a)	Wells Fargo & Co., 7.5%	23,350,290
	Total Banks	$46,966,567
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $44,039,805)	$46,966,567
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - 4.1% of Net Assets
930,849(b)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 2.007% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$885,355
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	594,606
2,300,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	2,296,715
4,676,500	Applebee's Funding LLC / IHOP Funding LLC, Series 2014-1, Class A2, 4.277%, 9/5/44 (144A)	4,590,079
1,500,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class D, 4.2%, 9/12/22 (144A)	1,511,692
2,100,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class D, 3.56%, 10/10/25 (144A)	2,059,001
1,750,000	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	1,737,068
699,990	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class C, 3.41%, 4/20/20 (144A)	699,850
800,000	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class C, 3.74%, 4/22/24 (144A)	798,935
1,250,000	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	1,248,111
6,787,929(c)	Bayview Koitere Fund Trust, Series 2017-RT4, Class A, 3.5%, 7/28/57 (144A)	6,833,254
1,650,000	BCC Funding Corp. X, Series 2015-1, Class C, 3.622%, 11/20/20 (144A)	1,641,981
277,069(b)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.362% (1 Month USD LIBOR + 49 bps), 6/25/36	274,948
296,352(b)	Bear Stearns Asset Backed Securities I Trust, Series 2005-FR1, Class M1, 2.622% (1 Month USD LIBOR + 75 bps), 6/25/35	296,608
1,392,019	BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (144A)	1,372,142
2,000,000(b)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 2.117% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	2,001,412
1,400,000	CIG Auto Receivables Trust, Series 2017-1A, Class B, 3.81%, 5/15/23 (144A)	1,381,164
4,222(b)	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 2.622% (1 Month USD LIBOR + 75 bps), 5/25/35 (144A)	4,221
12,517,559(c)	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.25%, 7/25/67 (144A)	12,299,542
9,183,768(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 2.996%, 9/25/64 (144A)	9,116,863
6,383,195	CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (144A)	6,405,958
2,186,605(b)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 2.522% (1 Month USD LIBOR + 65 bps), 9/25/42 (144A)	2,189,357
626,428	Conn Funding II LP, Series 2017-B, Class A, 2.73%, 7/15/20 (144A)	625,400
3,000,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	2,948,434
1,500,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class C, 4.29%, 11/15/24 (144A)	1,517,333
946,691	CRG Issuer, Series 2015-1, Class A, 4.07%, 7/10/22 (144A)	943,851
98,273(b)	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV3, 2.922% (1 Month USD LIBOR + 105 bps), 12/25/34	98,332
205,484	Diamond Resorts Owner Trust, Series 2015-1, Class B, 3.17%, 7/20/27 (144A)	204,545
3,905,438	Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2I, 3.484%, 10/25/45 (144A)	3,898,642
882,826(b)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 3.672% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	915,870
3,750,000	Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22%, 3/15/23	3,746,057
411,049(b)	Drug Royalty II LP 2, Series 2014-1, Class A1, 4.572% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	414,206
1,807,386	DT Auto Owner Trust, Series 2015-1A, Class D, 4.26%, 2/15/22 (144A)	1,823,302
1,300,000	Engs Commercial Finance Trust, Series 2016-1A, Class B, 3.45%, 3/22/22 (144A)	1,258,364
1,900,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	1,840,079
2,000,000	Engs Commercial Finance Trust, Series 2018-1A, Class B, 3.8%, 2/22/23 (144A)	1,999,943
1,400,000	Engs Commercial Finance Trust, Series 2018-1A, Class C, 4.05%, 2/22/23 (144A)	1,399,800
1,500,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03%, 1/17/23 (144A)	1,485,350
4,167,638(b)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 1A, 2.362% (1 Month USD LIBOR + 49 bps), 2/25/36	4,118,708
4,314,000(c)	Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.84%, 11/25/27 (144A)	4,283,198
2,100,000	First Investors Auto Owner Trust, Series 2014-3A, Class C, 2.97%, 11/16/20 (144A)	2,099,049
300,000	First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.0%, 8/15/23 (144A)	293,978
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	4,042,500
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class D, 4.19%, 11/15/23 (144A)	1,001,647
2,158,052(b)	Fremont Home Loan Trust, Series 2006-2, Class 1A1, 2.032% (1 Month USD LIBOR + 16 bps), 2/25/36	2,117,364
415,000	GLS Auto Receivables Trust, Series 2017-1A, Class B, 2.98%, 12/15/21 (144A)	412,245
185,541(d)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	185,742
938,106(b)	GSRPM Mortgage Loan Trust, Series 2003-2, Class M1, 3.222% (1 Month USD LIBOR + 135 bps), 6/25/33	934,199
212,110(b)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.172% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	211,935
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES – (continued)
758,238+	Hercules Capital Funding Trust, Series 2014-1A, Class A, 3.524%, 4/16/21 (144A)	$758,238
2,250,000(b)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.24% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	2,260,356
2,836,500	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	2,764,651
508,427(b)	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-C, Class AII3, 2.242% (1 Month USD LIBOR + 37 bps), 10/25/35	508,332
851,748	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	797,086
231,604	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	214,483
3,650,000(b)	Invitation Homes Trust, Series 2018-SFR1, Class C, 3.058% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	3,672,621
72,562(b)	Irwin Whole Loan Home Equity Trust, Series 2003-C, Class M1, 2.872% (1 Month USD LIBOR + 100 bps), 6/25/28	72,335
429,302	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	436,507
4,000,000	JG Wentworth XXII LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	3,996,794
3,750,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	3,817,880
700,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class C, 2.83%, 4/15/22 (144A)	684,818
800,000	Leaf Receivables Funding 12 LLC, Series 2017-1, Class D, 3.1%, 4/15/22 (144A)	781,603
63,105	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A1, 3.01%, 4/15/40	63,221
600,000	Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942%, 5/25/27 (144A)	595,740
242,910(b)	New Century Home Equity Loan Trust, Series 2005-1, Class A2C, 2.572% (1 Month USD LIBOR + 70 bps), 3/25/35	243,017
3,596,249(b)	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 2.547% (1 Month USD LIBOR + 68 bps), 6/25/35	3,597,994
5,700,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class BT2, 3.02%, 10/15/49 (144A)	5,634,324
7,887,470(c)	New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.0%, 12/25/57 (144A)	8,063,994
4,439,576(b)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 3.872% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	4,435,580
1,200,000(b)	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A1, 2.877% (1 Month USD LIBOR + 110 bps), 9/15/21 (144A)	1,209,580
3,213,502(b)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 2.547% (1 Month USD LIBOR + 68 bps), 1/25/36	3,207,947
1,000,000	Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1, 2.521%, 8/17/48 (144A)	999,687
1,775,000	Ocwen Master Advance Receivables Trust, Series 2016-T2, Class BT2, 3.265%, 8/16/49 (144A)	1,759,149
3,221,000	Ocwen Master Advance Receivables Trust, Series 2017-T1, Class DT1, 3.536%, 9/15/48 (144A)	3,225,491
1,600,000	Oportun Funding III LLC, Series 2016-B, Class A, 3.69%, 7/8/21 (144A)	1,598,108
1,200,000(b)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 2.607% (1 Month USD LIBOR + 74 bps), 8/25/35	1,199,414
1,100,000	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	1,097,433
2,000,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	2,002,578
157,501(b)	RAAC Trust, Series 2006-RP2, Class A, 2.122% (1 Month USD LIBOR + 25 bps), 2/25/37 (144A)	157,240
4,236,485(d)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	4,219,555
2,686,738	SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23 (144A)	2,650,351
1,208,090	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	1,204,696
458,516	Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (144A)	459,445
3,242,671	Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (144A)	3,287,980
1,478,125	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	1,460,376
10,470(b)	Structured Asset Investment Loan Trust, Series 2006-1, Class A3, 2.072% (1 Month USD LIBOR + 20 bps), 1/25/36	10,471
12,316(d)	Structured Asset Securities Corp., Series 2004-19XS, Class A6B, 5.006%, 10/25/34	12,623
617,815(d)	Terwin Mortgage Trust, Series 2005-16HE, Class AF2, 4.761%, 9/25/36	620,333
2,000,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.55%, 4/15/21 (144A)	2,000,705
1,036,023	TLF National Tax Lien Trust, Series 2017-1A, Class B, 3.84%, 12/15/29 (144A)	1,033,391
3,000,000(b)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 2.627% (1 Month USD LIBOR + 85 bps), 12/15/20 (144A)	3,013,017
8,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class B, 3.275%, 1/17/36 (144A)	8,390,914
52,556	United States Small Business Administration, Series 2002-20A, 6.14%, 1/1/22	54,735
220,263	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	226,309
236,555	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	243,655
328,038	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	347,432
320,977	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	345,829
240,269	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	256,012
200,741	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	217,159
71,834	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	77,242
178,142	United States Small Business Administration, Series 2009-20I, Class 1, 4.2%, 9/1/29	185,842
914,509	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	900,857
690,904	Westgate Resorts LLC, Series 2015-1A, Class A, 2.75%, 5/20/27 (144A)	687,980
2,336,150	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	2,333,517
1,552,606	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	1,542,612
1,000,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29%, 9/15/21 (144A)	1,002,240
1,000,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59%, 12/15/22 (144A)	990,238
2,500,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	2,484,375
	TOTAL ASSET BACKED SECURITIES
	(Cost $206,104,079)	$205,175,027
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 20.9% of Net Assets
3,190,000	A10 Term Asset Financing LLC, Series 2017-1A, Class B, 3.15%, 3/15/36 (144A)	$3,138,770
4,363,730(c)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	4,295,032
3,382,197(c)	Agate Bay Mortgage Trust, Series 2015-5, Class A3, 3.5%, 7/25/45 (144A)	3,358,758
4,976,846(c)	Agate Bay Mortgage Trust, Series 2015-6, Class B1, 3.614%, 9/25/45 (144A)	4,909,566
4,085,362(c)	Agate Bay Mortgage Trust, Series 2015-7, Class B3, 3.763%, 10/25/45 (144A)	3,971,366
8,426,853(c)	Agate Bay Mortgage Trust, Series 2016-3, Class A5, 3.5%, 8/25/46 (144A)	8,470,319
86,044(b)	Alternative Loan Trust, Series 2003-14T1, Class A9, 2.322% (1 Month USD LIBOR + 45 bps), 8/25/18	63,535
2,800,000	American Homes 4 Rent, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	2,926,370
700,000	American Homes 4 Rent, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	745,624
1,300,000	American Homes 4 Rent, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	1,326,246
5,200,000(b)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class B, 4.277% (1 Month USD LIBOR + 250 bps), 4/15/27 (144A)	5,356,000
2,719,716	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 5/15/48 (144A)	2,686,817
5,900,000(b)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 3.788% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	5,935,648
7,460,000	BANK, Series 2017-BNK5, Class AS, 3.624%, 6/15/60	7,371,941
9,000,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	9,019,679
5,540,048(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0% 7/25/37 (144A)	1
4,041,956	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.0%, 4/28/55 (144A)	4,111,197
3,773,143(c)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL4, Class A, 3.5%, 1/28/55 (144A)	3,789,980
5,684,259(c)	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.0%, 6/28/53 (144A)	5,760,509
8,281,136(c)	Bayview Opportunity Master Fund IVb Trust, Series 2017-RT2, Class A, 3.5%, 8/28/57 (144A)	8,310,755
732,504(c)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	730,177
4,541,983(b)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 3.572% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	4,564,643
7,000,000	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615%, 2/15/51	7,038,450
3,250,000	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.357%, 4/10/29 (144A)	3,207,674
211,741(c)	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 4A2, 3.755%, 12/25/33	216,874
3,400,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	3,524,726
5,000,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.371%, 10/10/47	5,041,383
6,000,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	6,093,439
3,100,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	3,048,106
3,925,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	3,074,979
4,055,784	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	4,033,606
2,400,000(d)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	2,443,586
2,400,000(d)	Colony American Finance, Ltd., Series 2016-2, Class D, 5.028%, 11/15/48 (144A)	2,439,722
2,100,000(b)	Colony Starwood Homes Trust, Series 2016-2A, Class B, 3.527% (1 Month USD LIBOR + 175 bps), 12/17/33 (144A)	2,102,192
1,100,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	1,117,353
5,000,000(c)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.167%, 8/10/50 (144A)	5,127,360
1,900,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	1,878,137
7,325,000(c)	COMM Mortgage Trust, Series 2014-CR20, Class C, 4.504%, 11/10/47	7,337,936
3,800,000(b)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.89% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	3,782,445
4,500,000(c)	COMM Mortgage Trust, Series 2014-UBS3, Class C, 4.78%, 6/10/47	4,516,171
4,100,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	4,116,492
4,000,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	3,946,872
3,104,000(c)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.546%, 8/10/48	3,224,850
6,300,000	COMM Mortgage Trust, Series 2015-CR26, Class A3, 3.359%, 10/10/48	6,249,221
6,425,000	COMM Mortgage Trust, Series 2015-LC23, Class A4, 3.774%, 10/10/48	6,524,639
3,850,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	3,790,644
5,920,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.536%, 11/15/48	5,950,606
2,090,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	2,024,648
9,335,965(c)	CSMC Trust, Series 2013-6, Class 2A3, 3.5%, 8/25/43 (144A)	9,275,935
5,108,666(c)	CSMC Trust, Series 2013-7, Class B3, 3.578%, 8/25/43 (144A)	4,973,957
4,547,531(c)	CSMC Trust, Series 2013-IVR3, Class A1, 2.5%, 5/25/43 (144A)	4,223,164
2,146,139(c)	CSMC Trust, Series 2013-IVR3, Class A3, 1.55%, 5/25/43 (144A)	2,072,127
3,708,774(c)	CSMC Trust, Series 2013-IVR3, Class B2, 3.46%, 5/25/43 (144A)	3,638,598
2,784,232(c)	CSMC Trust, Series 2013-IVR3, Class B4, 3.46%, 5/25/43 (144A)	2,631,189
2,924,890(c)	CSMC Trust, Series 2013-IVR5, Class B4, 3.659%, 10/25/43 (144A)	2,865,975
9,286,341(c)	CSMC Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/43 (144A)	8,676,433
5,158,518(c)	CSMC Trust, Series 2014-WIN1, Class B3, 3.932%, 9/25/44 (144A)	5,068,529
9,616,583(c)	CSMC Trust, Series 2015-2, Class A13, 3.0%, 2/25/45 (144A)	9,468,199
3,629,889(c)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	3,568,435
7,475,479(c)	CSMC Trust, Series 2017-HL2, Class A3, 3.5%, 10/25/47 (144A)	7,479,448
7,930,210(c)	CSMLT Trust, Series 2015-1, Class A9, 3.5%, 5/25/45 (144A)	7,867,324
3,555,018(c)	CSMLT Trust, Series 2015-2, Class A7, 3.5%, 8/25/45 (144A)	3,532,159
6,000,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 9/10/49	5,722,120
3,149,591(c)	Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577%, 10/25/47 (144A)	3,125,174
6,949,125(c)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, 2.976%, 12/25/57 (144A)	6,948,979
620,316(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.032%, 7/25/43	653,186
40,835(b)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 2.177% (1 Month USD LIBOR + 40 bps), 12/15/20	40,977
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
1,528,820	Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2017-SC02, Class 2A1, 3.5%, 5/25/47	$1,538,822
287	Federal National Mortgage Association REMICS, Series 1989-19, Class B, 10.3%, 4/25/19	293
322,349	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	334,332
1,155,085	Federal National Mortgage Association REMICS, Series 2013-128, Class DV, 3.0%, 6/25/23	1,155,603
2,197,000(c)	FirstKey Mortgage Trust, Series 2015-1, Class B4, 3.928%, 3/25/45 (144A)	1,982,793
4,412,471(c)	Flagstar Mortgage Trust, Series 2017-1, Class 1A3, 3.5%, 3/25/47 (144A)	4,369,206
11,156,067(c)	Flagstar Mortgage Trust, Series 2017-2, Class A3, 3.5%, 10/25/47 (144A)	11,046,681
10,796,674(c)	Flagstar Mortgage Trust, Series 2018-1, Class A3, 3.5%, 3/25/48 (144A)	10,690,812
890,000(c)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.207%, 9/25/45 (144A)	932,075
2,060,000(c)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.813%, 6/25/47 (144A)	2,080,580
1,081,969(b)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 5.67% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	1,125,942
3,531,691(b)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 6.67% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	3,518,200
3,700,000(c)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.953%, 10/25/48 (144A)	3,739,415
4,630,000(c)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.382%, 12/15/34 (144A)	4,622,465
6,795,332(c)	Galton Funding Mortgage Trust, Series 2018-1, Class A23, 3.5%, 11/25/57 (144A)	6,782,217
2,092,809(b)	Global Mortgage Securitization, Ltd., Series 2005-A, Class A2, 2.142% (1 Month USD LIBOR + 27 bps), 4/25/32 (144A)	2,014,034
626,662	Global Mortgage Securitization, Ltd., Series 2005-A, Class B1, 5.25%, 4/25/32 (144A)	620,429
1,014,938	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	1,085,302
753,997	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	749,681
721,851	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	720,808
69,285,751(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.802%, 10/16/58	5,450,599
3,794,443	Government National Mortgage Association, Series 2018-20, Class A, 2.5%, 9/16/49	3,723,353
1,000,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	998,147
5,030,000(c)	GS Mortgage Securities Trust, Series 2013-GC12, Class C, 4.179%, 6/10/46	4,914,321
3,683,920(c)	GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B3, 3.124%, 7/25/44 (144A)	3,688,485
750,000(b)	Home Partners of America Trust, Series 2017-1, Class B, 3.158% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	756,040
279,633(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF, 1.932% (1 Month USD LIBOR + 16 bps), 5/15/47	278,812
1,105,667	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	1,138,913
1,900,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	1,918,091
4,555,234	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A5, 2.84%, 12/15/47	4,475,340
4,600,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, 3.727% (1 Month USD LIBOR + 195 bps), 10/15/29 (144A)	4,599,989
2,200,000(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL4, Class C, 3.977% (1 Month USD LIBOR + 220 bps), 12/15/30 (144A)	2,204,249
772,775(b)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 3.688% (1 Month USD LIBOR + 210 bps), 7/15/31 (144A)	772,404
3,725,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.756%, 1/5/31 (144A)	3,733,247
8,727,888(c)	JP Morgan Mortgage Trust, Series 2013-1, Class 2A2, 2.5%, 3/25/43 (144A)	8,530,149
3,108,867(c)	JP Morgan Mortgage Trust, Series 2013-1, Class 2A3, 3.0%, 3/25/43 (144A)	3,081,543
4,291,032(c)	JP Morgan Mortgage Trust, Series 2014-2, Class AM, 3.403%, 6/25/29 (144A)	4,197,321
6,004,735(c)	JP Morgan Mortgage Trust, Series 2015-4, Class 1A4, 3.5%, 6/25/45 (144A)	5,964,623
9,521,309(c)	JP Morgan Mortgage Trust, Series 2016-1, Class A3, 3.5%, 5/25/46 (144A)	9,454,732
11,864,021(c)	JP Morgan Mortgage Trust, Series 2016-3, Class 2A1, 3.0%, 10/25/46 (144A)	11,730,088
8,036,704(c)	JP Morgan Mortgage Trust, Series 2016-4, Class A13, 3.5%, 10/25/46 (144A)	7,952,047
5,667,347(c)	JP Morgan Mortgage Trust, Series 2016-5, Class B1, 2.6%, 12/25/46 (144A)	5,518,956
9,861,361(c)	JP Morgan Mortgage Trust, Series 2017-1, Class A2, 3.5%, 1/25/47 (144A)	9,786,242
10,555,000(c)	JP Morgan Mortgage Trust, Series 2017-1, Class A6, 3.5%, 1/25/47 (144A)	10,463,888
12,122,972(c)	JP Morgan Mortgage Trust, Series 2017-2, Class A3, 3.5%, 5/25/47 (144A)	12,030,625
2,640,114(c)	JP Morgan Mortgage Trust, Series 2017-2, Class A4, 3.0%, 5/25/47 (144A)	2,555,137
5,607,342(c)	JP Morgan Mortgage Trust, Series 2017-2, Class A6, 3.0%, 5/25/47 (144A)	5,524,107
1,442,572(c)	JP Morgan Mortgage Trust, Series 2017-2, Class B1, 3.746%, 5/25/47 (144A)	1,420,467
10,197,178(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A3, 3.5%, 8/25/47 (144A)	10,119,501
1,011,957(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.5%, 8/25/47 (144A)	1,012,115
5,405,818(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	5,340,348
10,100,303(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 2A2, 2.5%, 8/25/47 (144A)	9,808,344
7,826,990(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A3, 3.5%, 11/25/48 (144A)	7,767,367
9,149,938(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A5, 3.5%, 11/25/48 (144A)	9,151,366
12,763,376(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	12,629,552
1,460,231(c)	JP Morgan Mortgage Trust, Series 2017-5, Class A1, 3.184%, 10/26/48 (144A)	1,453,263
5,560,058(c)	JP Morgan Mortgage Trust, Series 2017-5, Class A1A, 3.0%, 10/26/48 (144A)	5,535,579
1,693,976(c)	JP Morgan Mortgage Trust, Series 2017-5, Class A2, 3.184%, 10/26/48 (144A)	1,684,624
4,467,651(c)	JP Morgan Mortgage Trust, Series 2017-5, Class B1, 3.184%, 10/26/48 (144A)	4,383,934
10,579,615(c)	JP Morgan Mortgage Trust, Series 2017-6, Class A5, 3.5%, 12/25/48 (144A)	10,581,266
2,986,958(c)	JP Morgan Mortgage Trust, Series 2017-6, Class A13, 3.5%, 12/25/48 (144A)	2,926,234
5,573,441(c)	JP Morgan Mortgage Trust, Series 2017-6, Class B1, 3.857%, 12/25/48 (144A)	5,538,097
7,021,596(c)	JP Morgan Mortgage Trust, Series 2018-1, Class A5, 3.5%, 6/25/48 (144A)	7,020,497
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
2,990,121(c)	JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.774%, 6/25/48 (144A)	$2,946,045
10,000,000(c)	JP Morgan Mortgage Trust, Series 2018-3, Class A5, 3.5%, 4/25/48 (144A)	9,971,940
7,807,552(c)	JP Morgan Trust, Series 2015-1, Class B1, 2.717%, 12/25/44 (144A)	7,775,840
3,116,932(c)	JP Morgan Trust, Series 2015-3, Class A6, 3.0%, 5/25/45 (144A)	3,105,730
4,309,885(c)	JP Morgan Trust, Series 2015-3, Class B3, 3.684%, 5/25/45 (144A)	4,093,920
3,438,891(c)	JP Morgan Trust, Series 2015-6, Class A3, 3.5%, 10/25/45 (144A)	3,414,845
4,050,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	4,147,462
7,850,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A4, 3.329%, 11/15/48	7,773,164
3,450,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	3,457,468
2,000,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.095%, 12/15/49 (144A)	1,586,584
2,029,065	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,980,086
1,112,963(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.25% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	1,136,614
3,180,314(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.008% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	3,128,633
3,690,000(c)	LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.112%, 4/20/48 (144A)	3,579,001
3,275,906(b)	LSTAR Securities Investment, Ltd., Series 2017-7, Class A, 3.414% (1 Month USD LIBOR + 175 bps), 10/1/22 (144A)	3,280,317
641,058	MarketPlace Loan Trust, Series 2016-BS1, Class A, 4.5%, 1/15/21 (144A)	640,163
6,676,848(c)	Metlife Securitization Trust, Series 2017-1A, Class A, 3.0%, 4/25/55 (144A)	6,628,295
5,750,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.858%, 11/15/45	5,689,418
2,240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D, 3.068%, 10/15/48	1,849,713
449,573(b)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC3, Class A1, 2.217% (1 Month USD LIBOR + 44 bps), 12/15/30	435,304
5,985,215(c)	NRP Mortgage Trust, Series 2013-1, Class A1, 3.25%, 7/25/43 (144A)	5,857,804
5,905,305(c)	NRP Mortgage Trust, Series 2013-1, Class B1, 3.313%, 7/25/43 (144A)	5,810,122
4,542,130(c)	NRP Mortgage Trust, Series 2013-1, Class B2, 3.313%, 7/25/43 (144A)	4,418,114
889,678(b)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 2.69% (1 Month USD LIBOR + 95 bps), 3/12/47 (144A)	890,234
9,548,589(c)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	9,493,756
4,800,000	Progress Residential Trust, Series 2017-SFR1, Class B, 3.017%, 8/17/34 (144A)	4,705,417
700,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	690,487
5,135,000	Progress Residential Trust, Series 2017-SFR2, Class B, 3.196%, 12/17/34 (144A)	5,065,347
7,000,000(c)	PSMC Trust, Series 2018-1, Class A3, 3.5%, 2/25/48 (144A)	6,991,250
29,898	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	29,670
708,934(b)	RESIMAC Premier, Series 2017-1A, Class A1A, 2.7% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	710,311
8,380,564(d)	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 2.25%, 7/25/56	8,096,479
2,915,075(c)	Sequoia Mortgage Trust, Series 2012-6, Class A2, 1.808%, 12/25/42	2,734,478
2,978,062(c)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.73%, 12/25/42	2,937,473
1,601,800(c)	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/43	1,492,331
1,802,361(c)	Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874%, 2/25/43	1,647,471
5,898,072(c)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	5,516,544
7,000,280(c)	Sequoia Mortgage Trust, Series 2013-4, Class B1, 3.489%, 4/25/43	6,875,304
8,267,892(c)	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.5%, 5/25/43 (144A)	7,843,840
12,455,416(c)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	12,089,339
8,173,550(c)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	7,800,313
11,784,851(c)	Sequoia Mortgage Trust, Series 2013-6, Class A2, 3.0%, 5/25/43	11,464,515
9,049,006(c)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	8,672,911
11,342,214(c)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	11,012,530
8,872,085(c)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	8,612,328
352,118(c)	Sequoia Mortgage Trust, Series 2013-8, Class A2, 2.25%, 6/25/43	331,074
7,115,922	Sequoia Mortgage Trust, Series 2013-9, Class A1, 3.5%, 7/25/43 (144A)	7,090,351
10,845,025(c)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	10,792,915
6,559,612(c)	Sequoia Mortgage Trust, Series 2013-10, Class B1, 3.561%, 8/25/43 (144A)	6,539,573
4,083,591(c)	Sequoia Mortgage Trust, Series 2015-1, Class A2, 3.0%, 1/25/45 (144A)	3,966,190
7,428,921(c)	Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.5%, 5/25/45 (144A)	7,383,947
2,211,764(c)	Sequoia Mortgage Trust, Series 2016-3, Class A10, 3.5%, 11/25/46 (144A)	2,244,211
1,796,397(c)	Sequoia Mortgage Trust, Series 2017-1, Class A4, 3.5%, 2/25/47 (144A)	1,803,003
9,816,621(c)	Sequoia Mortgage Trust, Series 2017-2, Class A1, 3.5%, 3/25/47 (144A)	9,797,675
7,232,111(c)	Sequoia Mortgage Trust, Series 2017-3, Class A1, 3.5%, 4/25/47 (144A)	7,129,839
3,037,462(c)	Sequoia Mortgage Trust, Series 2017-4, Class A4, 3.5%, 7/25/47 (144A)	3,044,580
8,454,437(c)	Sequoia Mortgage Trust, Series 2017-5, Class A1, 3.5%, 8/25/47 (144A)	8,388,386
5,207,879(c)	Sequoia Mortgage Trust, Series 2017-6, Class A1, 3.5%, 9/25/47 (144A)	5,162,180
8,299,834(c)	Sequoia Mortgage Trust, Series 2017-7, Class A1, 3.5%, 10/25/47 (144A)	8,223,482
3,040,502(c)	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.0%, 12/25/47 (144A)	3,080,855
4,925,326(c)	Sequoia Mortgage Trust, Series 2018-2, Class A4, 3.5%, 2/25/48 (144A)	4,937,792
12,348,416(c)	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.5%, 3/25/48 (144A)	12,379,670
5,304,411(c)	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.0%, 2/25/48 (144A)	5,375,330
1,058,516(c)	Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.5%, 11/25/46 (144A)	1,061,179
6,099,903(c)	Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, 3.0%, 10/25/31 (144A)	5,982,242
6,695,701(c)	Shellpoint Co-Originator Trust, Series 2017-1, Class A1, 3.5%, 4/25/47 (144A)	6,642,604
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
10,130,329(c)	Shellpoint Co-Originator Trust, Series 2017-2, Class A1, 3.5%, 10/25/47 (144A)	$10,027,384
2,560,578(c)	Shellpoint Co-Originator Trust, Series 2017-2, Class B1, 3.741%, 10/25/47 (144A)	2,616,991
2,951,526(c)	Sofi Mortgage Trust, Series 2016-1A, Class 1A4, 3.0%, 11/25/46 (144A)	2,817,075
2,950,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 2.947% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	2,965,807
7,062,690	Toro Mortgage Funding Trust, Series 2017-RJ1, 4.0%, 4/25/74	7,040,696
7,540,000(c)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	7,667,245
5,000,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	5,060,816
12,015,000(c)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	11,913,343
10,055,000(c)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	9,753,924
9,710,950	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	9,615,232
11,500,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	11,104,721
295,846	Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25%, 1/15/32	305,544
517,967	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25%, 2/15/35	527,999
4,500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	4,556,043
3,810,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	3,835,430
8,200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	8,084,818
10,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	9,403,386
834,722(b)	Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1, 4.722% (1 Month USD LIBOR + 285 bps), 11/25/25 (144A)	840,847
3,900,000(c)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.414%, 3/15/48 (144A)	3,611,419
6,200,000	WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A4, 4.136%, 9/15/46	6,449,384
2,955,889(c)	WinWater Mortgage Loan Trust, Series 2014-2, Class B4, 4.11%, 9/20/44 (144A)	2,718,733
4,505,822(c)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	4,427,497
7,514,270(c)	WinWater Mortgage Loan Trust, Series 2015-4, Class A3, 3.5%, 6/20/45 (144A)	7,478,164
4,425,760(c)	WinWater Mortgage Loan Trust, Series 2015-5, Class B3, 3.798%, 8/20/45 (144A)	4,325,628
3,044,345(c)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	3,006,595
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,075,025,389)	$1,055,041,353
	CORPORATE BONDS - 38.3% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.9%
	Auto Parts & Equipment - 0.1%
6,650,000	Dana Financing Luxembourg S.a.r.l., 6.5%, 6/1/26 (144A)	$6,916,000
	Automobile Manufacturers - 0.8%
4,975,000	Ford Motor Credit Co., LLC, 2.24%, 6/15/18	$4,968,667
7,025,000	Ford Motor Credit Co., LLC, 3.219%, 1/9/22	6,906,603
8,230,000	Ford Motor Credit Co., LLC, 4.389%, 1/8/26	8,182,899
7,495,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	7,495,505
10,045,000	Toyota Motor Credit Corp., 2.125%, 7/18/19	9,983,280
		$37,536,954
	Total Automobiles & Components	$44,452,954
	BANKS - 4.2%
	Diversified Banks - 3.4%
6,485,000	Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)	$6,612,192
4,600,000(a)(c)	Banco Bilbao Vizcaya Argentaria SA, 9.0% (5 Year USD Swap Rate + 826 bps)	4,624,748
1,150,000	Bank of America Corp., 4.2%, 8/26/24	1,168,027
2,230,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,218,850
4,450,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	4,628,000
5,250,000	Barclays Plc, 3.65%, 3/16/25	5,057,477
3,000,000	Barclays Plc, 4.375%, 1/12/26	3,003,111
1,200,000	BBVA Bancomer SA, 4.375%, 4/10/24 (144A)	1,215,000
3,600,000(c)	BBVA Bancomer SA, 5.125% (5 Year Constant Maturity Treasury Index + 265 bps), 1/18/33 (144A)	3,456,000
1,915,000	BBVA Bancomer SA, 6.5%, 3/10/21 (144A)	2,034,687
13,040,000(a)(c)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	14,001,700
6,900,000	BPCE SA, 2.25%, 1/27/20	6,801,247
3,860,000	BPCE SA, 4.875%, 4/1/26 (144A)	3,968,059
21,955,000(b)	Canadian Imperial Bank of Commerce, 2.093% (3 Month USD LIBOR + 32 bps), 2/2/21	21,969,121
3,435,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	3,502,549
7,175,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	7,250,346
7,300,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	7,351,016
4,700,000(a)(c)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	4,770,500
1,305,000	HSBC Bank Plc, 7.65%, 5/1/25	1,558,429
11,106,000(a)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	11,453,063
11,275,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	11,316,188
5,125,000	Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)	5,196,337
840,000	Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	909,650
4,500,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	4,618,090
2,032,000	Nordea Bank AB, 4.875%, 5/13/21 (144A)	2,115,186
10,505,000(a)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	11,411,056
11,500,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	12,233,125
4,800,000	Standard Chartered Plc, 3.95%, 1/11/23 (144A)	4,728,693
2,250,000(c)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	2,187,513
		$171,359,960
Principal
Amount
USD ($)		Value
	Regional Banks - 0.6%
7,378,000	KeyCorp, 5.1%, 3/24/21	$7,785,431
12,575,000	SunTrust Bank, 2.45%, 8/1/22	12,115,437
14,640,000(c)	SunTrust Bank, 2.59% (3 Month USD LIBOR + 30 bps), 1/29/21	14,542,571
		$34,443,439
	Thrifts & Mortgage Finance - 0.2%
7,060,000	Nationwide Building Society, 4.0%, 9/14/26 (144A)	$6,802,566
2,500,000(c)	Nationwide Building Society, 4.125% (5 Year USD 1100 Run ICE Swap Rate + 185 bps), 10/18/32 (144A)	2,376,348
		$9,178,914
	Total Banks	$214,982,313
	CAPITAL GOODS - 1.8%
	Aerospace & Defense - 1.1%
3,625,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$3,830,175
7,472,000	L3 Technologies, Inc., 3.95%, 5/28/24	7,516,001
2,499,000	Leonardo US Holdings, Inc., 6.25%, 1/15/40 (144A)	2,761,395
11,310,000	Lockheed Martin Corp., 3.1%, 1/15/23	11,241,834
13,470,000	Rockwell Collins, Inc., 3.2%, 3/15/24	13,092,755
7,855,000	Spirit AeroSystems, Inc., 3.85%, 6/15/26	7,750,417
10,344,000(d)	United Technologies Corp., 1.778%, 5/4/18	10,335,147
		$56,527,724
	Building Products - 0.6%
7,680,000	Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	$7,643,595
5,500,000	Masco Corp., 4.375%, 4/1/26	5,585,250
1,050,000	Masco Corp., 4.45%, 4/1/25	1,073,940
626,000	Masco Corp., 5.95%, 3/15/22	677,437
5,675,000	Owens Corning, 3.4%, 8/15/26	5,465,641
5,150,000	Owens Corning, 4.2%, 12/1/24	5,255,458
4,385,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	4,538,475
		$30,239,796
	Construction & Engineering - 0.1%
1,368,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$1,371,420
1,375,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	1,375,000
		$2,746,420
	Industrial Conglomerates - 0.0%†
1,392,000	General Electric Co., 5.3%, 2/11/21	$1,459,648
	Total Capital Goods	$90,973,588
	COMMERCIAL SERVICES & SUPPLIES - 0.2%
	Environmental & Facilities Services - 0.1%
2,678,000	Republic Services, Inc., 2.9%, 7/1/26	$2,509,789
	Research & Consulting Services - 0.1%
5,942,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$6,613,382
	Total Commercial Services & Supplies	$9,123,171
	CONSUMER DURABLES & APPAREL - 0.2%
	Homebuilding - 0.2%
5,120,000	Lennar Corp., 4.75%, 4/1/21	$5,209,600
5,215,000	Meritage Homes Corp., 6.0%, 6/1/25 (144A)	5,346,157
	Total Consumer Durables & Apparel	$10,555,757
	CONSUMER SERVICES - 0.2%
	Education Services - 0.2%
1,100,000	Massachusetts Institute of Technology, 5.6%, 7/1/11	$1,446,034
2,600,000	President & Fellows of Harvard College, 2.3%, 10/1/23	2,503,937
3,550,000	Tufts University, 5.017%, 4/15/12	3,991,273
		$7,941,244
	Specialized Consumer Services - 0.0%†
2,548,000	Ashtead Capital, Inc., 4.375%, 8/15/27 (144A)	$2,420,600
	Total Consumer Services	$10,361,844
	DIVERSIFIED FINANCIALS - 3.3%
	Asset Management & Custody Banks - 0.5%
10,345,000(b)	Bank of New York Mellon Corp., 2.817% (3 Month USD LIBOR + 105 bps), 10/30/23	$10,514,518
1,725,000	Blackstone Holdings Finance Co., LLC, 5.0%, 6/15/44 (144A)	1,883,619
6,445,000	Blackstone Holdings Finance Co., LLC, 6.25%, 8/15/42 (144A)	8,076,193
2,985,000	Legg Mason, Inc., 3.95%, 7/15/24	2,993,956
2,175,000	Legg Mason, Inc., 4.75%, 3/15/26	2,274,255
		$25,742,541
	Consumer Finance - 0.6%
2,250,000	Ally Financial, Inc., 4.625%, 3/30/25	$2,221,875
5,050,000	Ally Financial, Inc., 5.125%, 9/30/24	5,157,312
1,465,000	Capital One Bank USA NA, 8.8%, 7/15/19	1,569,879
9,675,000	Capital One Financial Corp., 3.75%, 4/24/24	9,604,291
2,300,000	General Motors Financial Co., Inc., 3.7%, 11/24/20	2,320,841
10,710,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	10,558,734
		$31,432,932
Principal
Amount
USD ($)		Value
	Diversified Capital Markets - 0.7%
11,725,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$12,252,625
4,031,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	3,942,152
6,900,000(b)	ICBCIL Finance Co., Ltd., 3.49% (3 Month USD LIBOR + 167 bps), 11/13/18 (144A)	6,940,749
2,730,000	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	2,857,866
8,347,000(a)(c)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	8,790,393
		$34,783,785
	Investment Banking & Brokerage - 0.6%
3,415,000	E*TRADE Financial Corp., 2.95%, 8/24/22	$3,324,357
7,891,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	7,596,281
5,450,000	Morgan Stanley, 4.1%, 5/22/23	5,523,320
300,000	Morgan Stanley, 4.875%, 11/1/22	314,358
643,000	North American Development Bank, 2.3%, 10/10/18	643,281
6,200,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	6,048,223
4,900,000	UBS AG, 7.625%, 8/17/22	5,500,250
		$28,950,070
	Other Diversified Financial Services - 0.3%
12,300,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	$11,948,258
1,350,000^(c)	Tiers Trust, 7.697%, 10/15/97 (144A)	1,847,475
		$13,795,733
	Specialized Finance - 0.6%
2,980,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$3,167,200
13,250,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	12,795,190
6,200,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	6,001,293
11,625,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	11,498,871
		$33,462,554
	Total Diversified Financials	$168,167,615
	ENERGY - 4.9%
	Integrated Oil & Gas - 0.7%
6,360,000	BP Capital Markets Plc, 3.062%, 3/17/22	$6,326,095
5,965,000	Petroleos Mexicanos, 3.5%, 1/30/23 (144A)	5,732,365
6,745,000	Petroleos Mexicanos, 6.5%, 3/13/27 (144A)	7,203,660
4,750,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	4,856,082
10,050,000	Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	9,900,180
		$34,018,382
	Oil & Gas Drilling - 0.1%
6,185,000	Rowan Cos., Inc., 4.75%, 1/15/24	$5,149,013
3,605,000	Rowan Cos., Inc., 5.85%, 1/15/44	2,559,550
		$7,708,563
	Oil & Gas Equipment & Services - 0.0%†
2,250,000	Halliburton Co., 7.6%, 8/15/96 (144A)	$2,927,990
	Oil & Gas Exploration & Production - 0.4%
6,585,000	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	$7,951,202
2,830,000	Canadian Natural Resources, Ltd., 6.75%, 2/1/39	3,540,734
5,275,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	5,347,547
1,770,000	Newfield Exploration Co., 5.375%, 1/1/26	1,827,525
1,400,000	Newfield Exploration Co., 5.625%, 7/1/24	1,477,000
		$20,144,008
	Oil & Gas Refining & Marketing - 0.4%
215,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	$223,655
3,800,000	Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)	4,556,174
8,468,000	Valero Energy Corp., 6.625%, 6/15/37	10,691,901
2,890,000	Valero Energy Corp., 9.375%, 3/15/19	3,064,139
		$18,535,869
	Oil & Gas Storage & Transportation - 3.3%
9,940,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27	$9,690,301
8,985,000	Boardwalk Pipelines LP, 4.95%, 12/15/24	9,230,163
5,595,000	Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)	5,518,069
750,000	DCP Midstream Operating LP, 5.35%, 3/15/20 (144A)	770,625
2,900,000	DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)	3,059,500
8,361,000	Enable Midstream Partners LP, 3.9%, 5/15/24	8,156,872
3,629,000	Enable Midstream Partners LP, 4.4%, 3/15/27	3,551,704
1,149,000	Energy Transfer Equity LP, 5.5%, 6/1/27	1,151,872
4,207,000	Energy Transfer Partners LP, 6.5%, 2/1/42	4,544,043
3,573,000	Enterprise Products Operating LLC, 2.8%, 2/15/21	3,534,027
4,675,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	4,699,875
6,155,000	Kinder Morgan, Inc., 5.05%, 2/15/46	6,022,792
10,050,000	Kinder Morgan, Inc., 5.55%, 6/1/45	10,547,055
2,182,000	MPLX LP, 4.0%, 3/15/28	2,150,395
4,725,000	MPLX LP, 4.125%, 3/1/27	4,681,540
3,875,000	MPLX LP, 4.875%, 12/1/24	4,063,201
3,045,000	MPLX LP, 4.875%, 6/1/25	3,179,442
12,125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	11,712,526
9,165,000	Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/25	9,219,973
Principal
Amount
USD ($)		Value
	Oil & Gas Storage & Transportation - (continued)
10,675,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	$11,090,369
2,475,000	Spectra Energy Capital LLC, 6.2%, 4/15/18	2,477,821
1,500,000	Spectra Energy Capital LLC, 6.75%, 7/15/18	1,516,119
3,575,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	3,330,501
3,526,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	3,359,102
786,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	797,383
7,266,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.0%, 1/15/28 (144A)	6,929,947
10,040,000	Western Gas Partners LP, 4.5%, 3/1/28	10,060,449
8,230,000	Williams Cos., Inc., 4.55%, 6/24/24	8,287,363
8,975,000	Williams Cos., Inc., 5.75%, 6/24/44	9,491,063
2,475,000	Williams Cos., Inc., 7.75%, 6/15/31	3,019,500
		$165,843,592
	Total Energy	$249,178,404
	FOOD & STAPLES RETAILING - 0.4%
	Drug Retail - 0.3%
650,000	CVS Health Corp., 2.25%, 8/12/19	$643,498
5,050,000	CVS Health Corp., 4.1%, 3/25/25	5,085,602
524,251	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	541,866
2,658,607	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	2,835,230
1,829,055	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	2,009,935
3,458,114	CVS Pass-Through Trust, 6.036%, 12/10/28	3,734,202
		$14,850,333
	Food Retail - 0.1%
7,040,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$6,760,007
	Total Food & Staples Retailing	$21,610,340
	FOOD, BEVERAGE & TOBACCO - 2.1%
	Brewers - 0.1%
4,350,000(b)	Anheuser-Busch InBev Finance, Inc., 3.033% (3 Month USD LIBOR + 126 bps), 2/1/21	$4,470,754
	Distillers & Vintners - 0.5%
2,000,000	Constellation Brands, Inc., 3.2%, 2/15/23	$1,961,587
8,525,000	Constellation Brands, Inc., 3.7%, 12/6/26	8,342,829
5,300,000	Pernod Ricard SA, 4.25%, 7/15/22 (144A)	5,462,814
6,869,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	7,131,166
		$22,898,396
	Packaged Foods & Meats - 0.8%
12,220,000(b)	Kraft Heinz Foods Co., 2.381% (3 Month USD LIBOR + 57 bps), 2/10/21	$12,186,629
10,040,000	Kraft Heinz Foods Co., 3.95%, 7/15/25	9,995,876
4,119,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	3,930,673
2,500,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	2,393,697
7,555,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	7,448,087
3,430,000(b)	Tyson Foods, Inc., 2.342% (3 Month USD LIBOR + 45 bps), 8/21/20	3,435,242
3,075,000(b)	Tyson Foods, Inc., 2.567% (3 Month USD LIBOR + 55 bps), 6/2/20	3,081,703
		$42,471,907
	Tobacco - 0.7%
10,025,000	Altria Group, Inc., 2.625%, 1/14/20	$9,965,755
12,540,000	Philip Morris International, Inc., 3.25%, 11/10/24	12,262,886
14,708,000	Reynolds American, Inc., 4.45%, 6/12/25	15,129,697
		$37,358,338
	Total Food, Beverage & Tobacco	$107,199,395
	HEALTH CARE EQUIPMENT & SERVICES - 1.5%
	Health Care Distributors - 0.4%
9,390,000	AmerisourceBergen Corp., 3.45%, 12/15/27	$8,934,206
12,950,000	Cardinal Health, Inc., 3.079%, 6/15/24	12,354,515
		$21,288,721
	Health Care Equipment - 0.7%
4,700,000(b)	Becton Dickinson & Co., 2.944% (3 Month USD LIBOR + 88 bps), 12/29/20	$4,704,976
8,766,000	Becton Dickinson and Co., 3.734%, 12/15/24	8,619,107
10,340,000	Boston Scientific Corp., 4.0%, 3/1/28	10,354,216
9,900,000	Medtronic, Inc., 3.15%, 3/15/22	9,916,473
		$33,594,772
	Health Care Facilities - 0.0%†
2,400,000	NYU Hospitals Center, 4.428%, 7/1/42	$2,487,214
	Managed Health Care - 0.4%
6,585,000	Anthem, Inc., 3.35%, 12/1/24	$6,393,134
4,506,000	Anthem, Inc., 3.65%, 12/1/27	4,356,407
1,140,000	Anthem, Inc., 4.101%, 3/1/28	1,139,174
3,630,000	Humana, Inc., 3.95%, 3/15/27	3,607,915
4,155,000	Molina Healthcare, Inc., 5.375%, 11/15/22	4,103,063
		$19,599,693
	Total Health Care Equipment & Services	$76,970,400
Principal
Amount
USD ($)		Value
	HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
	Household Products - 0.2%
8,203,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$7,946,191
	Total Household & Personal Products	$7,946,191
	INSURANCE - 5.1%
	Insurance Brokers - 0.2%
10,625,000	Brown & Brown, Inc., 4.2%, 9/15/24	$10,848,221
	Life & Health Insurance - 0.6%
7,000,000	Aflac, Inc., 3.625%, 11/15/24	$7,035,946
800,000(b)	AIG Global Funding, 2.788% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	800,862
2,425,000	Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	2,393,483
4,250,000	Protective Life Corp., 7.375%, 10/15/19	4,521,595
3,680,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	3,569,600
1,090,000	Prudential Financial, Inc., 4.5%, 11/16/21	1,140,313
5,375,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	5,375,837
4,120,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	4,540,865
690,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	920,700
		$30,299,201
	Multi-line Insurance - 0.3%
5,985,000	American International Group, Inc., 3.875%, 1/15/35	$5,582,017
2,335,000	AXA SA, 8.6%, 12/15/30	3,175,600
5,325,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	7,365,368
		$16,122,985
	Property & Casualty Insurance - 0.5%
2,000,000(b)	Citrus Re, Ltd., 6.893% (3 Month U.S. Treasury Bill + 516 bps), 4/9/18 (144A)	$1,999,800
1,000,000(b)	Citrus Re, Ltd., 8.633% (3 Month U.S. Treasury Bill + 690 bps), 4/9/18 (144A)	976,900
9,100,000	CNA Financial Corp., 4.5%, 3/1/26	9,433,066
1,850,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	2,000,133
9,610,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	9,213,587
		$23,623,486
	Reinsurance - 3.5%
1,350,000+(f)(g)	Ailsa Re 2017, Variable Rate Notes, 6/15/18	$1,348,110
1,700,000(b)	Alamo Re, 5.478% (3 Month U.S. Treasury Bill + 375 bps), 6/8/20 (144A) (Cat Bond)	1,742,160
8,300,000(b)	Alamo Re, 6.538% (3 Month U.S. Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)	8,343,990
500,000(b)	Aozora Re, 4.484% (6 Month USD LIBOR + 220 bps), 4/7/20 (144A) (Cat Bond)	505,750
900,000+(f)(g)	Arlington Re 2015, Variable Rate Notes, 8/1/18	43,740
750,000+(f)(g)	Arlington Re 2016, Variable Rate Notes, 8/31/18	97,875
2,000,000+(f)(g)	Berwick Re 2017, Variable Rate Notes, 2/1/19	132,400
9,425,887+(f)(g)	Berwick Re 2018, Variable Rate Notes, 12/31/21	9,588,955
1,250,000+(f)(g)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	1,285,500
1,350,000(b)	Caelus Re IV, 7.223% (3 Month U.S. Treasury Bill + 549 bps), 3/6/20 (144A) (Cat Bond)	1,388,070
750,000(b)	Caelus Re V, 4.983% (3 Month U.S. Treasury Bill + 325 bps), 6/5/20 (144A) (Cat Bond)	698,400
1,000,000(b)	Caelus Re V, 6.233% (3 Month U.S. Treasury Bill + 450 bps), 6/5/20 (144A) (Cat Bond)	606,700
3,000,000+(f)(g)	Carnoustie Re 2015, Variable Rate Notes, 7/1/18	61,200
3,600,000+(f)(g)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	389,520
4,500,000+(f)(g)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	1,356,300
2,000,000+(f)(g)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	2,031,000
1,400,000(b)	Casablanca Re, 5.008%, (6 Month USD LIBOR + 375 bps), 6/4/20 (Cat Bond)	1,404,760
1,300,000+(f)(g)	Castle Stuart Re, Variable Rate Notes, 12/1/21	1,305,980
2,000,000(b)	Cranberry Re, 5.633% (3 Month U.S. Treasury Bill + 390 bps), 7/6/18 (144A) (Cat Bond)	2,011,200
4,000,000+(f)(g)	Cypress Re 2018-1, Variable Rate Notes, 1/15/19	3,764,800
2,000,000+(f)(g)	Denning Re 2017, Variable Rate Notes, 7/13/18	1,996,800
2,176+(f)(g)	Eden Re II, Ltd., Variable Rate Notes, 4/23/19 (144A)	153,108
397,500+(f)(g)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	278,608
841,500+(f)(g)	Eden Re II, Ltd., Variable Rate Notes, 3/22/21 (144A)	585,516
2,500,000+(f)(g)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	2,551,500
3,717,000+(f)(g)	Eden Re II, Ltd., Variable Rate Notes, 3/22/22 (144A)	3,793,570
1,300,000(b)	Galilei Re, 6.178% (6 Month USD LIBOR + 466 bps), 1/8/20 (144A) (Cat Bond)	1,312,415
1,500,000(b)	Galilei Re, 6.198% (6 Month USD LIBOR + 466 bps), 1/8/21 (144A) (Cat Bond)	1,527,750
1,300,000(b)	Galilei Re, 6.968% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A) (Cat Bond)	1,312,220
1,200,000(b)	Galilei Re, 6.988% (6 Month USD LIBOR + 545 bps), 1/8/21 (144A) (Cat Bond)	1,220,040
1,400,000(b)	Galilei Re, 8.048% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A) (Cat Bond)	1,418,690
1,500,000(b)	Galilei Re, 8.068% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A) (Cat Bond)	1,523,400
3,500,000+(f)(g)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	410,200
1,000,000+(f)(g)	Gleneagles Re 2018, Variable Rate Notes, 12/31/21	1,025,000
2,800,000(b)	Golden State Re II, 3.926% (3 Month U.S. Treasury Bill + 220 bps), 1/8/19 (144A) (Cat Bond)	2,810,080
5,100,000+(f)(g)	Gullane Re 2016-1, Variable Rate Notes, 11/30/20	111,180
5,100,000+(f)(g)	Gullane Re 2017, Variable Rate Notes, 11/30/21	510,000
2,000,000+(f)(g)	Gullane Re 2018, Variable Rate Notes, 12/31/21	2,040,000
2,000,000+(f)(g)	Harambee Re 2018, Variable Rate Notes, 12/31/21	2,006,200
1,050,000(b)	International Bank for Reconstruction & Development, 4.093% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A) (Cat Bond)	1,046,892
1,500,000(b)	International Bank for Reconstruction & Development, 4.093% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A) (Cat Bond)	1,491,735
Principal
Amount
USD ($)		Value
	Reinsurance - (continued)
1,250,000(b)	International Bank for Reconstruction & Development, 4.593% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A) (Cat Bond)	$1,243,175
1,700,000(b)	International Bank for Reconstruction & Development, 8.388% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A) (Cat Bond)	1,699,881
4,256,678+(f)(g)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	4,678,515
700,000(b)	Kilimanjaro Re, 5.471% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A) (Cat Bond)	706,580
350,000(b)	Kilimanjaro Re, 6.221% (3 Month U.S. Treasury Bill + 450 bps), 4/30/18 (144A) (Cat Bond)	349,930
7,450,000(b)	Kilimanjaro Re, 6.471% (3 Month U.S. Treasury Bill + 475 bps), 4/30/18 (144A) (Cat Bond)	7,440,315
3,000,000(b)	Kilimanjaro Re, 8.471% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)	3,007,650
1,500,000(b)	Kilimanjaro Re, 10.971% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)	1,508,250
2,600,000(b)	Kilimanjaro II Re, 8.144% (6 Month USD LIBOR + 600 bps), 4/20/21 (144A) (Cat Bond)	2,639,260
3,500,000(b)	Kilimanjaro II Re, 9.644% (6 Month USD LIBOR + 750 bps), 4/20/21 (144A) (Cat Bond)	3,501,400
2,800,000+(f)(g)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/18	2,030,280
600,000+(f)(g)	Limestone Re, Variable Rate Notes, 8/31/21	592,740
1,750,000+(f)(g)	Limestone Re, Variable Rate Notes, 8/31/21	1,728,825
4,000,000(b)	Long Point Re III, 3.5% (ZERO + 350 bps), 5/23/18 (144A) (Cat Bond)	3,983,200
4,050,000+(f)(g)	Lorenz Re 2016, Variable Rate Notes, 3/31/19	55,080
3,000,000+(f)(g)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	2,559,600
2,000,000+(f)(g)	Madison Re 2016, Variable Rate Notes, 3/31/19	127,000
1,500,000+(f)(g)	Madison Re 2017, Variable Rate Notes, 12/31/19	395,850
2,000,000+(f)(g)	Madison Re 2018, Variable Rate Notes, 12/31/21	2,050,400
7,000,000+(f)(g)	Merion Re, Variable Rate Notes, 12/31/21	7,328,300
1,000,000+(f)(g)	Oakmont Re 2017, Variable Rate Notes, 4/13/18	910,300
3,600,000+(f)(g)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	7,560
4,000,000+(f)(g)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	30,800
4,500,000+(f)(g)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	42,750
3,000,000+(f)(g)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	197,400
3,000,000+(f)(g)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	47,100
3,800,000+(f)(g)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	3,826,600
1,250,000+(b)	Panthera Re, 5.231% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A) (Cat Bond)	1,252,000
3,200,000(b)	PennUnion Re, 6.221% (3 Month U.S. Treasury Bill + 450 bps), 12/7/18 (144A) (Cat Bond)	3,189,760
5,000,000+(f)(g)	Pinehurst Re 2018, Variable Rate Notes, 1/15/19	4,764,000
1,000,000+(f)(g)	Prestwick Re 2015, Variable Rate Notes, 7/1/18	17,000
2,000,000(b)	Queen Street XI Re, 7.878% (3 Month U.S. Treasury Bill + 615 bps), 6/7/19 (144A) (Cat Bond)	2,031,000
2,500,000(b)	Residential Reinsurance 2016, 5.661% (3 Month U.S. Treasury Bill + 393 bps), 12/6/20 (144A) (Cat Bond)	2,477,500
3,600,000+(f)(g)	Resilience Re, Variable Rate Notes, 4/6/18	3,222,000
1,800,000+(f)(g)	Resilience Re, Variable Rate Notes, 6/4/18	1,803,420
1,500,000+(f)(g)	Resilience Re, Variable Rate Notes, 1/8/19	1,410,300
2,200,000+(f)(g)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	2,200,000
3,600,000+(f)(g)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	3,600,000
1,600,000+(f)(g)	Resilience Re, Variable Rate Notes, 11/15/19	1,623,040
1,600,000(b)	Sanders Re, 4.514% (6 Month USD LIBOR + 300 bps), 12/6/21 (144A) (Cat Bond)	1,601,760
2,550,000(b)	Sanders Re, 4.691% (3 Month U.S. Treasury Bill + 296 bps), 5/25/18 (144A) (Cat Bond)	2,550,000
1,100,000+(f)(g)	Sector Re V, Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)	291,830
2,400,000+(f)(g)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	1,985,760
500,000+(f)(g)	Sector Re V, Series 7, Class G, Variable Rate Notes, 12/1/22 (144A)	506,050
500,000+(f)(g)	Sector Re V, Series 7, Class G, Variable Rate Notes, 12/1/22 (144A)	506,050
500,000+(f)(g)	Seminole Re 2018, Variable Rate Notes, 1/15/19	444,350
1,700,000+(f)(g)	Silverton Re, Variable Rate Notes, 9/18/18 (144A)	13,770
2,000,000+(f)(g)	Silverton Re, Variable Rate Notes, 9/18/19 (144A)	760,000
1,000,000(b)	Skyline Re, 4.231% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A) (Cat Bond)	998,200
3,000,000+(f)(g)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	607,200
1,737,984+(f)(g)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	1,909,001
500,000+(f)(g)	Thopas Re, Variable Rate Notes, 12/31/21	509,050
2,700,000(b)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)	2,696,220
3,000,000(b)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A) (Cat Bond)	2,992,500
800,000(b)	Ursa Re, 6.0% (ZERO + 600 bps), 5/27/20 (144A) (Cat Bond)	805,640
4,000,000+(f)(g)	Versutus Re 2016-1, Variable Rate Notes, 11/30/20	32,000
4,000,000+(f)(g)	Versutus Re 2017, Variable Rate Notes, 11/30/21	276,000
2,000,000+(f)(g)	Versutus Re 2018, Variable Rate Notes, 12/31/21	2,023,600
1,000,000+(f)(g)	Viribus Re 2018, Variable Rate Notes, 12/31/21	1,041,300
1,750,000(b)	Vitality Re V, 3.483% (3 Month U.S. Treasury Bill + 175 bps), 1/7/19 (144A) (Cat Bond)	1,752,625
2,900,000(b)	Vitality Re VII, 3.883% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A) (Cat Bond)	2,925,810
1,000,000(b)	Vitality Re VII, 4.383% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A) (Cat Bond)	1,014,600
1,600,000+(f)(g)	Woburn Re 2018, Variable Rate Notes, 12/31/21	1,600,000
		$177,353,391
	Total Insurance	$258,247,284
	MATERIALS - 1.2%
	Commodity Chemicals - 0.0%†
2,890,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	$2,767,175
	Construction Materials - 0.2%
11,000,000	CRH America, Inc., 3.875%, 5/18/25 (144A)	$11,066,085
	Diversified Chemicals - 0.4%
6,050,000	Blue Cube Spinco, Inc., 10.0%, 10/15/25	$7,108,750
4,930,000	CF Industries, Inc., 5.375%, 3/15/44	4,469,291
Principal
Amount
USD ($)		Value
	Diversified Chemicals - (continued)
6,365,000	Chemours Co., 7.0%, 5/15/25	$6,874,200
		$18,452,241
	Diversified Metals & Mining - 0.3%
1,325,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,270,679
2,750,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	2,782,003
6,600,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	6,763,728
1,850,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	1,787,840
2,150,000	Freeport-McMoRan, Inc., 4.55%, 11/14/24	2,112,375
		$14,716,625
	Metal & Glass Containers - 0.1%
4,650,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	$4,301,250
	Paper Packaging - 0.1%
1,275,000	International Paper Co., 4.8%, 6/15/44	$1,281,573
2,575,000	International Paper Co., 6.0%, 11/15/41	2,948,580
		$4,230,153
	Steel - 0.1%
3,550,000	Commercial Metals Co., 4.875%, 5/15/23	$3,531,646
	Total Materials	$59,065,175
	MEDIA - 0.9%
	Cable & Satellite - 0.9%
8,845,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	$9,880,312
13,455,000	Comcast Corp., 3.55%, 5/1/28	13,268,702
12,225,000	Cox Communications, Inc., 3.35%, 9/15/26 (144A)	11,639,839
5,013,000	Sky Plc, 3.75%, 9/16/24 (144A)	5,089,396
650,000	Time Warner Cable LLC, 6.55%, 5/1/37	730,796
3,450,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	3,562,125
		$44,171,170
	Movies & Entertainment - 0.0%†
280,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$266,000
	Total Media	$44,437,170
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
	Biotechnology - 0.6%
13,400,000	Baxalta, Inc., 3.6%, 6/23/22	$13,358,766
3,550,000	Biogen, Inc., 3.625%, 9/15/22	3,583,654
10,017,000	Biogen, Inc., 4.05%, 9/15/25	10,254,440
4,747,000	Biogen, Inc., 5.2%, 9/15/45	5,183,624
		$32,380,484
	Life Sciences Tools & Services - 0.2%
11,200,000	Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	$10,913,968
	Pharmaceuticals - 0.9%
8,000,000	Allergan Funding SCS, 4.85%, 6/15/44	$7,921,037
12,865,000	Mylan NV, 3.95%, 6/15/26	12,478,021
1,391,000	Perrigo Finance Unlimited Co., 3.5%, 3/15/21	1,391,490
4,570,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	4,540,889
11,181,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	11,355,568
4,200,000	Shire Acquisitions Investments Ireland, DAC, 3.2%, 9/23/26	3,916,284
4,325,000	Teva Pharmaceutical Finance Netherlands III BV, 4.1%, 10/1/46	3,180,668
		$44,783,957
	Total Pharmaceuticals, Biotechnology & Life Sciences	$88,078,409
	REAL ESTATE - 1.6%
	Diversified REITs - 0.5%
3,450,000	Duke Realty LP, 3.625%, 4/15/23	$3,472,410
8,560,000	Duke Realty LP, 3.75%, 12/1/24	8,556,132
9,500,000	Essex Portfolio LP, 3.5%, 4/1/25	9,306,989
1,480,000	Essex Portfolio LP, 3.625%, 5/1/27	1,444,051
3,985,000	Ventas Realty LP, 3.125%, 6/15/23	3,903,755
		$26,683,337
	Health Care REITs - 0.2%
6,805,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$6,484,915
4,675,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	4,517,289
		$11,002,204
	Office REITs - 0.6%
2,681,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$2,668,736
2,768,000	Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	2,798,560
1,350,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	1,321,093
3,415,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	3,557,612
2,032,000	Highwoods Realty LP, 3.2%, 6/15/21	2,017,278
3,390,000	Highwoods Realty LP, 3.625%, 1/15/23	3,353,968
7,105,000	Highwoods Realty LP, 4.125%, 3/15/28	7,065,758
7,325,000	Piedmont Operating Partnership LP, 3.4%, 6/1/23	7,152,228
		$29,935,233
Principal
Amount
USD ($)		Value
	Residential REITs - 0.3%
1,520,000	UDR, Inc., 2.95%, 9/1/26	$1,399,492
10,450,000	UDR, Inc., 4.0%, 10/1/25	10,495,708
		$11,895,200
	Total Real Estate	$79,515,974
	RETAILING - 0.8%
	Automotive Retail - 0.1%
3,994,000	AutoZone, Inc., 2.5%, 4/15/21	$3,914,293
	Home Improvement Retail - 0.1%
4,520,000	Home Depot, Inc., 2.625%, 6/1/22	$4,452,456
	Internet Retail - 0.6%
3,265,000	Amazon.com, Inc., 2.8%, 8/22/24 (144A)	$3,168,043
7,170,000	Booking Holdings, Inc., 3.55%, 3/15/28	6,938,097
1,925,000	Booking Holdings, Inc., 3.6%, 6/1/26	1,891,131
7,875,000	Booking Holdings, Inc., 3.65%, 3/15/25	7,818,253
4,125,000	Expedia Group, Inc., 3.8%, 2/15/28	3,831,049
5,900,000	Expedia Group, Inc., 4.5%, 8/15/24	5,965,540
950,000	Expedia Group, Inc., 5.0%, 2/15/26	980,186
		$30,592,299
	Total Retailing	$38,959,048
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	Semiconductors - 0.2%
800,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.125%, 1/15/25	$756,248
10,545,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	10,373,428
	Total Semiconductors & Semiconductor Equipment	$11,129,676
	SOFTWARE & SERVICES - 0.8%
	Data Processing & Outsourced Services - 0.2%
3,000,000	Cardtronics, Inc., 5.125%, 8/1/22	$2,924,220
4,540,000	Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	4,278,950
4,550,000	Visa, Inc., 2.2%, 12/14/20	4,478,108
		$11,681,278
	Internet Software & Services - 0.2%
9,595,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$9,106,663
	Systems Software - 0.4%
4,770,000	CA, Inc., 3.6%, 8/15/22	$4,812,216
5,225,000	Microsoft Corp., 2.0%, 8/8/23	4,953,540
10,600,000	Oracle Corp., 2.5%, 5/15/22	10,391,903
		$20,157,659
	Total Software & Services	$40,945,600
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
	Computer Hardware Storage & Peripherals - 0.1%
4,600,000	NCR Corp., 4.625%, 2/15/21	$4,577,000
	Electronic Components - 0.2%
8,412,000	Amphenol Corp., 3.125%, 9/15/21	$8,382,180
3,065,000	Amphenol Corp., 3.2%, 4/1/24	2,982,502
		$11,364,682
	Electronic Manufacturing Services - 0.1%
5,780,000	Flex, Ltd., 4.75%, 6/15/25	$6,035,793
	Total Technology Hardware & Equipment	$21,977,475
	TELECOMMUNICATION SERVICES - 0.6%
	Integrated Telecommunication Services - 0.4%
10,000,000	AT&T, Inc., 5.15%, 2/14/50	$10,101,713
2,035,000	CenturyLink, Inc., 5.8%, 3/15/22	1,986,669
4,300,000	Frontier Communications Corp., 7.125%, 1/15/23	2,901,167
2,350,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	2,322,713
1,500,000	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	1,470,238
		$18,782,500
	Wireless Telecommunication Services - 0.2%
2,200,000	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$2,276,938
1,800,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	1,772,820
6,975,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	7,076,166
		$11,125,924
	Total Telecommunication Services	$29,908,424
	TRANSPORTATION - 1.4%
	Airlines - 0.2%
6,921,000	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$6,726,116
2,475,000	Delta Air Lines, Inc., 2.875%, 3/13/20	2,458,873
		$9,184,989
	Highways & Railtracks - 0.2%
3,950,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	$3,809,829
1,300,000	ERAC USA Finance LLC, 3.8%, 11/1/25 (144A)	1,308,799
4,600,000	ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	4,546,570
		$9,665,198
Principal
Amount
USD ($)		Value
	Railroads - 0.8%
15,435,000	Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$15,754,927
6,650,000	TTX Co., 3.6%, 1/15/25 (144A)	6,640,083
3,250,000	TTX Co., 4.2%, 7/1/46 (144A)	3,217,599
13,715,000	Union Pacific Corp., 3.375%, 2/1/35	12,921,984
		$38,534,593
	Trucking - 0.2%
4,825,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (144A)	$4,798,678
7,330,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.95%, 3/10/25 (144A)	7,345,707
		$12,144,385
	Total Transportation	$69,529,165
	UTILITIES - 3.7%
	Electric Utilities - 2.3%
10,200,000	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)	$11,198,295
12,660,000	Duquesne Light Holdings, Inc., 3.616%, 8/1/27 (144A)	12,166,456
5,000,000	EDP Finance BV, 3.625%, 7/15/24 (144A)	4,918,295
2,150,000(a)(c)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	2,154,300
2,800,000	Enel Finance International NV, 4.75%, 5/25/47 (144A)	2,872,472
2,320,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	2,749,200
6,365,000	Exelon Corp., 2.85%, 6/15/20	6,307,891
4,655,000	Iberdrola International BV, 6.75%, 7/15/36	5,952,699
2,725,000	Indiana Michigan Power Co., 4.55%, 3/15/46	2,892,434
4,000,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	3,919,288
5,450,000	Israel Electric Corp., Ltd., 5.0%, 11/12/24 (144A)	5,671,216
1,925,000	Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	1,961,806
610,000	Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)	665,821
6,536,000	NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	6,501,009
10,270,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	9,980,193
286,252	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	281,843
11,910,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	11,257,795
2,690,000	Public Service Co. of New Mexico, 7.95%, 5/15/18	2,706,874
3,785,714	Southern California Edison Co., 1.845%, 2/1/22	3,728,664
5,720,000(a)(c)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	6,077,500
11,475,000	Southwestern Electric Power Co., 3.9%, 4/1/45	11,023,343
		$114,987,394
	Gas Utilities - 0.6%
2,215,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.5%, 5/20/25	$2,137,475
3,060,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	2,932,217
4,025,000	DCP Midstream Operating LP, 5.6%, 4/1/44	4,070,281
2,007,515	Nakilat, Inc., 6.267%, 12/31/33 (144A)	2,248,818
17,715,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	16,914,328
		$28,303,119
	Independent Power Producers & Energy Traders - 0.2%
457,676	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$516,623
2,850,000	Calpine Corp., 5.25%, 6/1/26 (144A)	2,750,250
6,925,000	Calpine Corp., 5.75%, 1/15/25	6,336,375
777,604	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	788,473
2,327,000	NRG Energy, Inc., 5.75%, 1/15/28 (144A)	2,274,643
		$12,666,364
	Multi-Utilities - 0.6%
8,385,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$9,231,503
6,728,000	Dominion Energy, Inc., 2.579%, 7/1/20	6,643,027
2,700,000	Dominion Energy, Inc., 2.75%, 1/15/22	2,630,314
1,914,286	San Diego Gas & Electric Co., 1.914%, 2/1/22	1,867,595
9,720,000	Sempra Energy, 3.4%, 2/1/28	9,324,029
		$29,696,468
	Total Utilities	$185,653,345
	TOTAL CORPORATE BONDS
	(Cost $1,951,330,949)	$1,938,968,717
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.9% of Net Assets
1,318,640	Fannie Mae, 2.5%, 7/1/30	$1,295,171
1,332,362	Fannie Mae, 2.5%, 7/1/30	1,310,303
2,282,481	Fannie Mae, 2.5%, 7/1/30	2,244,710
265,473	Fannie Mae, 2.5%, 12/1/42	251,473
267,432	Fannie Mae, 2.5%, 12/1/42	252,221
239,319	Fannie Mae, 2.5%, 1/1/43	226,665
96,237	Fannie Mae, 2.5%, 2/1/43	91,159
117,190	Fannie Mae, 2.5%, 2/1/43	110,562
2,652,375	Fannie Mae, 2.5%, 2/1/43	2,512,134
356,694	Fannie Mae, 2.5%, 3/1/43	337,834
124,596	Fannie Mae, 2.5%, 4/1/43	118,009
343,690	Fannie Mae, 2.5%, 8/1/43	325,523
235,601	Fannie Mae, 2.5%, 12/1/43	223,064
168,366	Fannie Mae, 2.5%, 3/1/44	159,477
228,096	Fannie Mae, 2.5%, 4/1/45	215,117
315,273	Fannie Mae, 2.5%, 4/1/45	297,325
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
478,683	Fannie Mae, 2.5%, 4/1/45	$451,452
523,278	Fannie Mae, 2.5%, 4/1/45	493,494
539,245	Fannie Mae, 2.5%, 4/1/45	508,558
567,164	Fannie Mae, 2.5%, 4/1/45	535,263
1,280,534	Fannie Mae, 2.5%, 4/1/45	1,207,676
1,555,739	Fannie Mae, 2.5%, 4/1/45	1,467,208
73,247	Fannie Mae, 2.5%, 5/1/45	69,079
83,673	Fannie Mae, 2.5%, 7/1/45	78,913
280,171	Fannie Mae, 2.5%, 8/1/45	264,246
89,135	Fannie Mae, 2.5%, 1/1/46	84,085
326,720	Fannie Mae, 3.0%, 12/1/21	329,230
3,676,360	Fannie Mae, 3.0%, 9/1/28	3,685,309
3,169,233	Fannie Mae, 3.0%, 10/1/30	3,172,599
1,327,918	Fannie Mae, 3.0%, 4/1/31	1,327,023
16,895,156	Fannie Mae, 3.0%, 8/1/42	16,634,331
4,126,691	Fannie Mae, 3.0%, 9/1/42	4,062,983
1,258,446	Fannie Mae, 3.0%, 12/1/42	1,239,025
2,497,786	Fannie Mae, 3.0%, 2/1/43	2,459,256
671,370	Fannie Mae, 3.0%, 5/1/43	661,018
9,311,511	Fannie Mae, 3.0%, 5/1/43	9,168,359
650,543	Fannie Mae, 3.0%, 7/1/43	640,503
1,585,710	Fannie Mae, 3.0%, 8/1/43	1,561,227
4,464,213	Fannie Mae, 3.0%, 9/1/43	4,395,415
868,497	Fannie Mae, 3.0%, 3/1/45	850,872
6,993,889	Fannie Mae, 3.0%, 6/1/45	6,863,123
692,795	Fannie Mae, 3.0%, 5/1/46	679,559
937,471	Fannie Mae, 3.0%, 5/1/46	917,924
4,818,792	Fannie Mae, 3.0%, 9/1/46	4,704,074
9,060,636	Fannie Mae, 3.0%, 10/1/46	8,844,891
9,073,643	Fannie Mae, 3.0%, 11/1/46	8,857,582
7,863,371	Fannie Mae, 3.0%, 1/1/47	7,712,364
2,652,929	Fannie Mae, 3.0%, 3/1/47	2,589,722
706,951	Fannie Mae, 3.5%, 4/1/26	721,382
419,725	Fannie Mae, 3.5%, 9/1/26	428,366
1,016,100	Fannie Mae, 3.5%, 12/1/26	1,036,841
2,748,999	Fannie Mae, 3.5%, 6/1/28	2,805,247
1,099,533	Fannie Mae, 3.5%, 11/1/40	1,109,878
564,911	Fannie Mae, 3.5%, 10/1/41	570,236
497,704	Fannie Mae, 3.5%, 6/1/42	502,396
2,915,884	Fannie Mae, 3.5%, 7/1/42	2,942,465
3,108,901	Fannie Mae, 3.5%, 8/1/42	3,136,287
234,843	Fannie Mae, 3.5%, 11/1/42	236,765
518,225	Fannie Mae, 3.5%, 12/1/42	523,110
608,581	Fannie Mae, 3.5%, 12/1/42	614,317
5,367,629	Fannie Mae, 3.5%, 2/1/44	5,411,571
2,797,886	Fannie Mae, 3.5%, 9/1/44	2,817,139
5,742,713	Fannie Mae, 3.5%, 2/1/45	5,777,740
1,714,649	Fannie Mae, 3.5%, 4/1/45	1,723,109
6,662,274	Fannie Mae, 3.5%, 6/1/45	6,692,036
2,635,489	Fannie Mae, 3.5%, 8/1/45	2,645,169
8,134,870	Fannie Mae, 3.5%, 8/1/45	8,205,205
6,412,674	Fannie Mae, 3.5%, 9/1/45	6,451,265
7,596,426	Fannie Mae, 3.5%, 9/1/45	7,628,061
1,563,744	Fannie Mae, 3.5%, 10/1/45	1,570,119
12,388,057	Fannie Mae, 3.5%, 11/1/45	12,494,972
2,469,791	Fannie Mae, 3.5%, 12/1/45	2,477,769
2,688,056	Fannie Mae, 3.5%, 12/1/45	2,696,733
4,901,660	Fannie Mae, 3.5%, 12/1/45	4,919,795
5,674,221	Fannie Mae, 3.5%, 1/1/46	5,692,418
7,367,948	Fannie Mae, 3.5%, 1/1/46	7,391,742
3,098,191	Fannie Mae, 3.5%, 2/1/46	3,108,192
5,114,023	Fannie Mae, 3.5%, 2/1/46	5,130,531
2,063,542	Fannie Mae, 3.5%, 3/1/46	2,070,202
4,102,796	Fannie Mae, 3.5%, 4/1/46	4,116,033
2,702,555	Fannie Mae, 3.5%, 5/1/46	2,718,142
6,428,898	Fannie Mae, 3.5%, 7/1/46	6,449,596
8,997,300	Fannie Mae, 3.5%, 9/1/46	9,027,802
562,458	Fannie Mae, 3.5%, 10/1/46	564,777
1,038,695	Fannie Mae, 3.5%, 10/1/46	1,042,040
1,142,591	Fannie Mae, 3.5%, 11/1/46	1,146,279
4,680,390	Fannie Mae, 3.5%, 12/1/46	4,695,532
2,542,844	Fannie Mae, 3.5%, 1/1/47	2,551,078
4,850,528	Fannie Mae, 3.5%, 1/1/47	4,866,235
6,912,313	Fannie Mae, 3.5%, 1/1/47	6,952,950
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
11,239,348	Fannie Mae, 3.5%, 1/1/47	$11,285,890
5,994,655	Fannie Mae, 3.5%, 2/1/47	6,014,066
7,805,143	Fannie Mae, 3.5%, 5/1/47	7,830,420
8,162,202	Fannie Mae, 3.5%, 5/1/47	8,188,602
340,742	Fannie Mae, 3.5%, 7/1/47	341,846
2,785,447	Fannie Mae, 3.5%, 7/1/47	2,794,467
8,446,960	Fannie Mae, 3.5%, 7/1/47	8,474,316
11,727,730	Fannie Mae, 3.5%, 7/1/47	11,765,707
1,431,092	Fannie Mae, 3.5%, 8/1/47	1,435,727
18,806,104	Fannie Mae, 3.5%, 8/1/47	18,867,008
3,129,509	Fannie Mae, 3.5%, 11/1/47	3,139,643
7,742,469	Fannie Mae, 3.5%, 12/1/47	7,766,418
12,632,994	Fannie Mae, 3.5%, 12/1/47	12,671,461
4,221,502	Fannie Mae, 3.5%, 1/1/48	4,233,954
3,228,606	Fannie Mae, 3.5%, 2/1/48	3,238,129
1,057,409	Fannie Mae, 3.762%, 12/1/20	1,081,409
913	Fannie Mae, 4.0%, 7/1/18	939
23,186	Fannie Mae, 4.0%, 9/1/20	23,854
281,765	Fannie Mae, 4.0%, 4/1/25	289,975
264,725	Fannie Mae, 4.0%, 11/1/34	275,643
2,595,967	Fannie Mae, 4.0%, 4/1/39	2,682,923
6,701,505	Fannie Mae, 4.0%, 10/1/40	6,956,047
1,218,192	Fannie Mae, 4.0%, 12/1/40	1,264,444
735,183	Fannie Mae, 4.0%, 4/1/41	760,765
1,153,826	Fannie Mae, 4.0%, 4/1/41	1,192,654
873,703	Fannie Mae, 4.0%, 5/1/41	903,143
1,520,643	Fannie Mae, 4.0%, 10/1/41	1,574,567
1,068,092	Fannie Mae, 4.0%, 12/1/41	1,104,109
387,740	Fannie Mae, 4.0%, 1/1/42	400,780
2,944,706	Fannie Mae, 4.0%, 1/1/42	3,043,835
2,406,607	Fannie Mae, 4.0%, 2/1/42	2,489,072
6,241,279	Fannie Mae, 4.0%, 2/1/42	6,451,997
1,122,881	Fannie Mae, 4.0%, 3/1/42	1,160,791
162,838	Fannie Mae, 4.0%, 4/1/42	167,561
625,597	Fannie Mae, 4.0%, 4/1/42	646,682
2,661,731	Fannie Mae, 4.0%, 4/1/42	2,751,452
4,919,910	Fannie Mae, 4.0%, 5/1/42	5,086,031
133,200	Fannie Mae, 4.0%, 6/1/42	137,698
336,460	Fannie Mae, 4.0%, 6/1/42	345,939
161,955	Fannie Mae, 4.0%, 7/1/42	167,424
3,532,061	Fannie Mae, 4.0%, 7/1/42	3,653,661
7,620,814	Fannie Mae, 4.0%, 8/1/42	7,877,299
1,420,094	Fannie Mae, 4.0%, 10/1/42	1,468,034
4,583,840	Fannie Mae, 4.0%, 8/1/43	4,724,931
5,585,953	Fannie Mae, 4.0%, 9/1/43	5,765,514
10,470,835	Fannie Mae, 4.0%, 10/1/43	10,807,674
3,418,542	Fannie Mae, 4.0%, 11/1/43	3,534,200
4,299,432	Fannie Mae, 4.0%, 12/1/43	4,444,330
116,753	Fannie Mae, 4.0%, 1/1/44	120,244
5,377,217	Fannie Mae, 4.0%, 2/1/44	5,536,910
81,982	Fannie Mae, 4.0%, 6/1/44	84,334
105,787	Fannie Mae, 4.0%, 6/1/44	108,806
303,337	Fannie Mae, 4.0%, 7/1/44	311,974
5,224,656	Fannie Mae, 4.0%, 7/1/44	5,374,345
215,700	Fannie Mae, 4.0%, 8/1/44	221,794
237,253	Fannie Mae, 4.0%, 8/1/44	244,018
1,290,202	Fannie Mae, 4.0%, 8/1/44	1,326,745
4,037,061	Fannie Mae, 4.0%, 8/1/44	4,153,876
40,598	Fannie Mae, 4.0%, 9/1/44	41,753
333,619	Fannie Mae, 4.0%, 9/1/44	343,032
413,698	Fannie Mae, 4.0%, 9/1/44	425,453
7,132,737	Fannie Mae, 4.0%, 9/1/44	7,363,466
1,634,383	Fannie Mae, 4.0%, 10/1/44	1,681,289
96,908	Fannie Mae, 4.0%, 11/1/44	99,658
124,435	Fannie Mae, 4.0%, 11/1/44	127,942
206,518	Fannie Mae, 4.0%, 11/1/44	212,111
5,172,425	Fannie Mae, 4.0%, 11/1/44	5,318,621
42,460	Fannie Mae, 4.0%, 12/1/44	43,612
478,571	Fannie Mae, 4.0%, 12/1/44	492,108
83,734	Fannie Mae, 4.0%, 1/1/45	86,084
187,861	Fannie Mae, 4.0%, 1/1/45	193,166
346,277	Fannie Mae, 4.0%, 1/1/45	356,001
47,375	Fannie Mae, 4.0%, 2/1/45	48,687
185,783	Fannie Mae, 4.0%, 2/1/45	191,268
395,354	Fannie Mae, 4.0%, 2/1/45	406,915
4,285,417	Fannie Mae, 4.0%, 3/1/45	4,404,217
3,181,755	Fannie Mae, 4.0%, 8/1/45	3,285,505
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
2,952,902	Fannie Mae, 4.0%, 10/1/45	$3,034,218
4,469,265	Fannie Mae, 4.0%, 10/1/45	4,589,558
5,124,452	Fannie Mae, 4.0%, 10/1/45	5,262,928
84,117	Fannie Mae, 4.0%, 11/1/45	86,381
3,647,301	Fannie Mae, 4.0%, 11/1/45	3,745,470
8,508,583	Fannie Mae, 4.0%, 11/1/45	8,798,838
5,884,946	Fannie Mae, 4.0%, 12/1/45	6,043,665
2,397,625	Fannie Mae, 4.0%, 1/1/46	2,462,159
6,384,152	Fannie Mae, 4.0%, 2/1/46	6,564,945
1,620,658	Fannie Mae, 4.0%, 4/1/46	1,665,210
5,868,877	Fannie Mae, 4.0%, 6/1/46	6,026,841
5,915,670	Fannie Mae, 4.0%, 7/1/46	6,074,895
8,385,741	Fannie Mae, 4.0%, 7/1/46	8,611,449
4,789,859	Fannie Mae, 4.0%, 8/1/46	4,918,781
5,912,037	Fannie Mae, 4.0%, 8/1/46	6,071,163
1,561,425	Fannie Mae, 4.0%, 11/1/46	1,604,491
13,491,337	Fannie Mae, 4.0%, 1/1/47	13,872,904
562,414	Fannie Mae, 4.0%, 2/1/47	580,873
3,388,000	Fannie Mae, 4.0%, 4/1/47	3,494,246
3,442,017	Fannie Mae, 4.0%, 4/1/47	3,536,064
5,073,073	Fannie Mae, 4.0%, 4/1/47	5,232,166
578,772	Fannie Mae, 4.0%, 6/1/47	596,923
2,097,903	Fannie Mae, 4.0%, 6/1/47	2,163,695
3,342,145	Fannie Mae, 4.0%, 6/1/47	3,433,480
5,306,012	Fannie Mae, 4.0%, 6/1/47	5,451,565
8,853,411	Fannie Mae, 4.0%, 6/1/47	9,096,272
2,906,553	Fannie Mae, 4.0%, 7/1/47	2,997,705
3,364,454	Fannie Mae, 4.0%, 7/1/47	3,456,746
2,883,881	Fannie Mae, 4.0%, 8/1/47	2,962,989
5,246,964	Fannie Mae, 4.0%, 8/1/47	5,391,438
6,710,542	Fannie Mae, 4.0%, 12/1/47	6,895,675
8,991	Fannie Mae, 4.5%, 11/1/20	9,058
127,758	Fannie Mae, 4.5%, 11/1/20	129,386
202,093	Fannie Mae, 4.5%, 10/1/35	212,560
457,616	Fannie Mae, 4.5%, 8/1/40	484,069
879,557	Fannie Mae, 4.5%, 8/1/40	930,296
1,671,643	Fannie Mae, 4.5%, 11/1/40	1,768,004
163,080	Fannie Mae, 4.5%, 12/1/40	172,465
614,578	Fannie Mae, 4.5%, 2/1/41	650,032
1,489,046	Fannie Mae, 4.5%, 4/1/41	1,575,057
77,595	Fannie Mae, 4.5%, 5/1/41	82,057
1,932,650	Fannie Mae, 4.5%, 5/1/41	2,043,258
2,752,004	Fannie Mae, 4.5%, 5/1/41	2,911,393
3,453,633	Fannie Mae, 4.5%, 5/1/41	3,659,799
978,533	Fannie Mae, 4.5%, 7/1/41	1,035,156
1,116,770	Fannie Mae, 4.5%, 7/1/41	1,181,507
1,360,379	Fannie Mae, 4.5%, 7/1/41	1,434,202
3,793,411	Fannie Mae, 4.5%, 1/1/42	4,011,784
4,967,523	Fannie Mae, 4.5%, 1/1/42	5,254,129
559,926	Fannie Mae, 4.5%, 11/1/43	588,018
3,326,263	Fannie Mae, 4.5%, 12/1/43	3,522,005
4,615,984	Fannie Mae, 4.5%, 12/1/43	4,844,945
7,243,527	Fannie Mae, 4.5%, 12/1/43	7,607,991
4,971,307	Fannie Mae, 4.5%, 1/1/44	5,217,888
2,979,085	Fannie Mae, 4.5%, 2/1/44	3,128,291
3,429,435	Fannie Mae, 4.5%, 2/1/44	3,602,701
5,966,654	Fannie Mae, 4.5%, 5/1/46	6,251,333
706,983	Fannie Mae, 4.5%, 1/1/47	741,594
564,773	Fannie Mae, 4.5%, 2/1/47	591,881
3,888,792	Fannie Mae, 4.5%, 2/1/47	4,090,787
2,986	Fannie Mae, 5.0%, 8/1/18	3,033
26,626	Fannie Mae, 5.0%, 1/1/20	27,045
50,077	Fannie Mae, 5.0%, 1/1/20	50,864
7,683	Fannie Mae, 5.0%, 2/1/20	7,803
102,960	Fannie Mae, 5.0%, 10/1/20	104,919
6,482	Fannie Mae, 5.0%, 2/1/22	6,622
94,839	Fannie Mae, 5.0%, 2/1/22	98,922
58,510	Fannie Mae, 5.0%, 3/1/23	61,133
227,263	Fannie Mae, 5.0%, 5/1/23	238,676
149,578	Fannie Mae, 5.0%, 7/1/34	156,830
171,626	Fannie Mae, 5.0%, 10/1/34	181,761
708,425	Fannie Mae, 5.0%, 2/1/39	764,802
539,062	Fannie Mae, 5.0%, 6/1/40	582,895
605,018	Fannie Mae, 5.0%, 6/1/40	654,035
409,516	Fannie Mae, 5.0%, 7/1/40	442,628
578,921	Fannie Mae, 5.0%, 7/1/40	623,876
866,714	Fannie Mae, 5.0%, 7/1/40	936,189
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
700,622	Fannie Mae, 5.0%, 8/1/40	$757,624
2,555,600	Fannie Mae, 5.0%, 2/1/41	2,762,074
10,201,873	Fannie Mae, 5.0%, 12/1/44	11,041,700
59,442	Fannie Mae, 5.5%, 9/1/19	59,984
15,933	Fannie Mae, 5.5%, 6/1/33	17,475
75,865	Fannie Mae, 5.5%, 7/1/33	83,295
501,900	Fannie Mae, 5.5%, 7/1/34	551,527
248,916	Fannie Mae, 5.5%, 3/1/36	271,902
136,223	Fannie Mae, 5.5%, 5/1/36	149,212
150,335	Fannie Mae, 5.5%, 6/1/36	165,066
50,082	Fannie Mae, 5.72%, 11/1/28	51,123
30,459	Fannie Mae, 5.72%, 6/1/29	30,732
23,663	Fannie Mae, 5.9%, 11/1/27	23,736
75,272	Fannie Mae, 5.9%, 4/1/28	77,588
785	Fannie Mae, 6.0%, 9/1/29	879
3,412	Fannie Mae, 6.0%, 1/1/32	3,821
14,528	Fannie Mae, 6.0%, 2/1/32	16,279
4,705	Fannie Mae, 6.0%, 3/1/32	5,270
3,134	Fannie Mae, 6.0%, 8/1/32	3,511
349	Fannie Mae, 6.0%, 9/1/32	390
42,771	Fannie Mae, 6.0%, 10/1/32	47,980
6,225	Fannie Mae, 6.0%, 2/1/33	6,918
61,254	Fannie Mae, 6.0%, 3/1/33	68,734
62,133	Fannie Mae, 6.0%, 4/1/33	69,054
115,761	Fannie Mae, 6.0%, 7/1/33	128,673
134,441	Fannie Mae, 6.0%, 7/1/33	149,412
25,327	Fannie Mae, 6.0%, 11/1/33	28,458
106,211	Fannie Mae, 6.0%, 8/1/34	119,592
5,576	Fannie Mae, 6.0%, 9/1/34	6,244
22,598	Fannie Mae, 6.0%, 9/1/34	25,377
40,814	Fannie Mae, 6.0%, 9/1/34	45,853
89,590	Fannie Mae, 6.0%, 9/1/34	99,603
10,343	Fannie Mae, 6.0%, 10/1/34	11,626
9,183	Fannie Mae, 6.0%, 11/1/34	10,310
192,834	Fannie Mae, 6.0%, 11/1/34	214,960
3,375	Fannie Mae, 6.0%, 2/1/35	3,795
8,713	Fannie Mae, 6.0%, 2/1/35	9,798
150,328	Fannie Mae, 6.0%, 4/1/35	169,127
19,609	Fannie Mae, 6.0%, 5/1/35	21,794
84,143	Fannie Mae, 6.0%, 10/1/35	93,596
155,687	Fannie Mae, 6.0%, 12/1/35	173,876
20,356	Fannie Mae, 6.0%, 12/1/37	22,766
243,163	Fannie Mae, 6.0%, 6/1/38	272,499
41,702	Fannie Mae, 6.0%, 7/1/38	46,684
6,490	Fannie Mae, 6.5%, 7/1/29	7,243
1,910	Fannie Mae, 6.5%, 1/1/31	2,131
1,877	Fannie Mae, 6.5%, 4/1/31	2,095
3,743	Fannie Mae, 6.5%, 5/1/31	4,177
66,401	Fannie Mae, 6.5%, 6/1/31	74,102
8,346	Fannie Mae, 6.5%, 8/1/31	9,314
3,388	Fannie Mae, 6.5%, 9/1/31	3,781
6,069	Fannie Mae, 6.5%, 9/1/31	6,773
3,351	Fannie Mae, 6.5%, 10/1/31	3,740
121,222	Fannie Mae, 6.5%, 12/1/31	135,281
4,495	Fannie Mae, 6.5%, 2/1/32	5,016
54,521	Fannie Mae, 6.5%, 3/1/32	60,845
88,201	Fannie Mae, 6.5%, 7/1/32	98,430
67,965	Fannie Mae, 6.5%, 10/1/32	75,848
27,998	Fannie Mae, 6.5%, 7/1/34	31,245
98,021	Fannie Mae, 6.5%, 11/1/37	109,495
23,187	Fannie Mae, 6.5%, 11/1/47	25,132
640	Fannie Mae, 7.0%, 12/1/30	664
6,531	Fannie Mae, 7.0%, 12/1/30	7,214
6,658	Fannie Mae, 7.0%, 4/1/31	7,659
8,271	Fannie Mae, 7.0%, 9/1/31	9,303
23,367	Fannie Mae, 7.0%, 12/1/31	24,475
14,803	Fannie Mae, 7.0%, 1/1/32	16,831
2,827,483	Federal Home Loan Mortgage Corp., 3.0%, 8/1/29	2,825,845
2,719,782	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	2,717,088
944,835	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	928,790
6,660,506	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	6,547,427
776,681	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	763,490
2,017,560	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	1,983,297
2,301,169	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	2,261,591
1,639,941	Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	1,607,006
1,284,233	Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	1,256,350
5,074,442	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	4,964,260
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
4,113,510	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	$4,017,490
1,331,289	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	1,302,381
2,204,502	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	2,152,559
5,932,820	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	5,793,641
824,040	Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	804,495
365,405	Federal Home Loan Mortgage Corp., 3.0%, 7/1/47	356,662
253,295	Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	258,452
1,581,956	Federal Home Loan Mortgage Corp., 3.5%, 4/1/42	1,593,950
2,752,200	Federal Home Loan Mortgage Corp., 3.5%, 8/1/43	2,773,065
6,790,127	Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	6,833,734
781,216	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	786,006
586,884	Federal Home Loan Mortgage Corp., 3.5%, 9/1/44	590,653
2,374,969	Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	2,388,153
114,098	Federal Home Loan Mortgage Corp., 3.5%, 11/1/44	114,597
6,267,807	Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	6,297,130
3,067,292	Federal Home Loan Mortgage Corp., 3.5%, 3/1/45	3,079,862
760,344	Federal Home Loan Mortgage Corp., 3.5%, 4/1/45	763,459
7,575,392	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	7,622,884
224,685	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	226,163
6,563,037	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	6,604,184
7,346,960	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	7,377,051
7,615,187	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	7,651,126
3,965,916	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	3,982,178
6,523,174	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	6,549,898
6,637,970	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	6,692,171
9,475,067	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	9,555,028
9,931,518	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	9,984,503
11,651,055	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	11,739,443
3,862,485	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	3,877,619
11,247,886	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	11,316,487
2,307,526	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	2,316,581
717,472	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	721,218
1,946,919	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	1,953,503
4,063,720	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	4,077,097
9,529,401	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	9,559,908
8,714,107	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	8,741,216
10,645,864	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	10,677,816
3,688,435	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	3,699,505
5,109,895	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	5,125,281
3,350,158	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	3,360,088
6,962,345	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	6,983,116
9,538,704	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	9,903,123
299,408	Federal Home Loan Mortgage Corp., 4.0%, 6/1/42	309,663
115,745	Federal Home Loan Mortgage Corp., 4.0%, 7/1/42	119,834
4,522,038	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	4,679,345
82,243	Federal Home Loan Mortgage Corp., 4.0%, 11/1/42	84,709
1,620,668	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	1,671,416
488,519	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	504,744
4,719,819	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	4,864,660
4,362,892	Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	4,496,573
1,015,766	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,049,174
1,408,999	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,455,414
1,790,672	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,849,662
6,325,175	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	6,518,940
2,520,734	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	2,597,939
6,249,337	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	6,455,116
1,572,581	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	1,620,618
1,290,428	Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	1,329,928
4,889,897	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	5,039,221
1,650,077	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	1,700,547
229,454	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	235,721
548,460	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	565,231
4,069,531	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	4,193,891
5,535,986	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	5,705,091
4,970,425	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	5,114,172
119,295	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	122,553
1,188,385	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	1,223,229
2,342,234	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,416,348
3,429,424	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	3,537,937
7,016,597	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	7,220,542
7,384,762	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	7,618,422
10,765,428	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	11,080,502
12,606,624	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	12,972,815
1,500,949	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	1,542,968
3,227,158	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	3,318,377
7,274,032	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	7,474,298
44,240	Federal Home Loan Mortgage Corp., 4.5%, 3/1/20	44,504
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
116,753	Federal Home Loan Mortgage Corp., 4.5%, 10/1/20	$118,414
2,602,493	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	2,753,813
1,606,181	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	1,699,294
3,850,066	Federal Home Loan Mortgage Corp., 4.5%, 3/1/42	4,073,974
151,710	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	159,118
6,937,341	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	7,266,077
258,798	Federal Home Loan Mortgage Corp., 5.0%, 10/1/20	260,685
9,798	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	10,061
10,258	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	11,067
158,473	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	169,299
285,959	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	308,159
277,777	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	299,301
23,713	Federal Home Loan Mortgage Corp., 5.5%, 12/1/18	23,787
177,214	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	194,898
9,403	Federal Home Loan Mortgage Corp., 5.5%, 1/1/34	10,341
9,942	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	10,779
86,552	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	95,501
92,053	Federal Home Loan Mortgage Corp., 5.5%, 8/1/35	101,140
18,945	Federal Home Loan Mortgage Corp., 5.5%, 11/1/35	20,847
955,556	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	1,049,192
492	Federal Home Loan Mortgage Corp., 6.0%, 8/1/18	546
45,015	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	49,998
78,104	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	87,177
4,018	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	4,507
41,664	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	46,956
23,715	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	26,340
129,923	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	146,242
89,463	Federal Home Loan Mortgage Corp., 6.0%, 9/1/33	100,411
13,371	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	14,987
31,858	Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	35,501
8,661	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	9,619
116,522	Federal Home Loan Mortgage Corp., 6.0%, 12/1/33	129,421
25,408	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	28,518
34,627	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	38,460
137,645	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	153,249
370,726	Federal Home Loan Mortgage Corp., 6.0%, 5/1/34	416,097
91,194	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	102,118
15,368	Federal Home Loan Mortgage Corp., 6.0%, 4/1/35	17,069
46,206	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	51,321
105,443	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	117,116
98,170	Federal Home Loan Mortgage Corp., 6.0%, 4/1/36	109,175
9,417	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	10,495
33,045	Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	36,703
28,509	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	31,856
59,346	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	66,177
55,691	Federal Home Loan Mortgage Corp., 6.0%, 7/1/38	61,856
313	Federal Home Loan Mortgage Corp., 6.5%, 11/1/30	353
151	Federal Home Loan Mortgage Corp., 6.5%, 1/1/31	171
459	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	517
4,674	Federal Home Loan Mortgage Corp., 6.5%, 3/1/31	5,263
4,994	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	5,624
5,938	Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	6,687
568	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	639
3,839	Federal Home Loan Mortgage Corp., 6.5%, 8/1/31	4,323
159	Federal Home Loan Mortgage Corp., 6.5%, 6/1/32	179
9,243	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	10,410
168	Federal Home Loan Mortgage Corp., 6.5%, 1/1/33	189
3,281	Federal Home Loan Mortgage Corp., 6.5%, 2/1/33	3,695
33,532	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	38,086
9,877	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	9,895
70,382	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	73,199
2,290	Federal Home Loan Mortgage Corp., 7.0%, 11/1/30	2,592
2,360	Federal Home Loan Mortgage Corp., 7.0%, 6/1/31	2,364
73,625	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	79,491
8,390,562	Government National Mortgage Association I, 3.5%, 11/15/41	8,518,733
6,553,967	Government National Mortgage Association I, 3.5%, 7/15/42	6,676,720
1,493,510	Government National Mortgage Association I, 3.5%, 10/15/42	1,519,232
801,162	Government National Mortgage Association I, 3.5%, 1/15/44	812,268
10,238,257	Government National Mortgage Association I, 3.5%, 1/15/45	10,346,736
2,731,003	Government National Mortgage Association I, 3.5%, 8/15/46	2,760,053
7,606	Government National Mortgage Association I, 4.0%, 5/15/39	7,826
3,759	Government National Mortgage Association I, 4.0%, 6/15/39	3,868
6,116	Government National Mortgage Association I, 4.0%, 8/15/40	6,308
224,401	Government National Mortgage Association I, 4.0%, 8/15/40	230,959
5,921	Government National Mortgage Association I, 4.0%, 9/15/40	6,121
96,057	Government National Mortgage Association I, 4.0%, 9/15/40	98,860
6,091	Government National Mortgage Association I, 4.0%, 10/15/40	6,299
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
11,539	Government National Mortgage Association I, 4.0%, 11/15/40	$11,876
34,590	Government National Mortgage Association I, 4.0%, 11/15/40	35,674
19,885	Government National Mortgage Association I, 4.0%, 1/15/41	20,559
64,465	Government National Mortgage Association I, 4.0%, 1/15/41	66,655
8,909	Government National Mortgage Association I, 4.0%, 2/15/41	9,213
52,880	Government National Mortgage Association I, 4.0%, 6/15/41	54,666
135,299	Government National Mortgage Association I, 4.0%, 7/15/41	139,885
2,547	Government National Mortgage Association I, 4.0%, 9/15/41	2,621
377,520	Government National Mortgage Association I, 4.0%, 9/15/41	390,166
5,471	Government National Mortgage Association I, 4.0%, 10/15/41	5,630
6,333	Government National Mortgage Association I, 4.0%, 10/15/41	6,532
3,391	Government National Mortgage Association I, 4.0%, 11/15/41	3,489
4,105	Government National Mortgage Association I, 4.0%, 11/15/41	4,226
6,034	Government National Mortgage Association I, 4.0%, 12/15/41	6,237
22,058	Government National Mortgage Association I, 4.0%, 2/15/42	22,745
211,913	Government National Mortgage Association I, 4.0%, 2/15/42	218,060
1,130,734	Government National Mortgage Association I, 4.0%, 8/15/43	1,168,994
25,462	Government National Mortgage Association I, 4.0%, 11/15/43	26,280
12,478	Government National Mortgage Association I, 4.0%, 3/15/44	12,840
232,143	Government National Mortgage Association I, 4.0%, 3/15/44	238,877
832,753	Government National Mortgage Association I, 4.0%, 3/15/44	856,910
3,804,442	Government National Mortgage Association I, 4.0%, 3/15/44	3,914,802
3,649	Government National Mortgage Association I, 4.0%, 4/15/44	3,755
26,016	Government National Mortgage Association I, 4.0%, 4/15/44	26,770
2,538,158	Government National Mortgage Association I, 4.0%, 4/15/44	2,611,785
357,791	Government National Mortgage Association I, 4.0%, 8/15/44	368,170
57,596	Government National Mortgage Association I, 4.0%, 9/15/44	59,268
269,724	Government National Mortgage Association I, 4.0%, 9/15/44	277,548
285,178	Government National Mortgage Association I, 4.0%, 9/15/44	293,450
600,974	Government National Mortgage Association I, 4.0%, 9/15/44	618,408
2,460,390	Government National Mortgage Association I, 4.0%, 9/15/44	2,531,761
92,858	Government National Mortgage Association I, 4.0%, 10/15/44	95,566
417,812	Government National Mortgage Association I, 4.0%, 11/15/44	429,932
1,946,959	Government National Mortgage Association I, 4.0%, 12/15/44	2,003,436
456,749	Government National Mortgage Association I, 4.0%, 1/15/45	472,771
1,130,771	Government National Mortgage Association I, 4.0%, 1/15/45	1,163,731
1,338,074	Government National Mortgage Association I, 4.0%, 1/15/45	1,377,179
1,995,015	Government National Mortgage Association I, 4.0%, 1/15/45	2,053,255
1,038,427	Government National Mortgage Association I, 4.0%, 2/15/45	1,068,550
1,335,971	Government National Mortgage Association I, 4.0%, 2/15/45	1,374,726
158,834	Government National Mortgage Association I, 4.0%, 3/15/45	163,455
1,523,791	Government National Mortgage Association I, 4.0%, 3/15/45	1,567,993
3,291,092	Government National Mortgage Association I, 4.0%, 4/15/45	3,387,070
1,717,965	Government National Mortgage Association I, 4.0%, 5/15/45	1,768,652
4,995,342	Government National Mortgage Association I, 4.0%, 6/15/45	5,140,249
745,926	Government National Mortgage Association I, 4.0%, 7/15/45	767,906
640,797	Government National Mortgage Association I, 4.0%, 8/15/45	662,215
30	Government National Mortgage Association I, 4.5%, 4/15/18	30
4,837	Government National Mortgage Association I, 4.5%, 6/15/19	4,853
2,908	Government National Mortgage Association I, 4.5%, 8/15/19	2,933
7,304	Government National Mortgage Association I, 4.5%, 12/15/19	7,413
9,203	Government National Mortgage Association I, 4.5%, 4/15/20	9,355
195,364	Government National Mortgage Association I, 4.5%, 6/15/25	203,577
52,681	Government National Mortgage Association I, 4.5%, 7/15/33	55,109
160,050	Government National Mortgage Association I, 4.5%, 9/15/33	168,952
149,349	Government National Mortgage Association I, 4.5%, 10/15/33	155,314
163,282	Government National Mortgage Association I, 4.5%, 10/15/33	171,677
24,473	Government National Mortgage Association I, 4.5%, 2/15/34	25,536
15,665	Government National Mortgage Association I, 4.5%, 3/15/35	16,287
55,297	Government National Mortgage Association I, 4.5%, 3/15/35	57,481
20,301	Government National Mortgage Association I, 4.5%, 4/15/35	21,109
169,370	Government National Mortgage Association I, 4.5%, 4/15/35	178,008
9,931	Government National Mortgage Association I, 4.5%, 9/15/35	10,323
74,640	Government National Mortgage Association I, 4.5%, 10/15/35	77,628
59,067	Government National Mortgage Association I, 4.5%, 4/15/38	61,432
872,969	Government National Mortgage Association I, 4.5%, 12/15/39	922,945
348,913	Government National Mortgage Association I, 4.5%, 1/15/40	369,596
195,673	Government National Mortgage Association I, 4.5%, 9/15/40	206,870
899,326	Government National Mortgage Association I, 4.5%, 10/15/40	951,375
422,241	Government National Mortgage Association I, 4.5%, 4/15/41	446,406
886,617	Government National Mortgage Association I, 4.5%, 5/15/41	932,518
770,412	Government National Mortgage Association I, 4.5%, 6/15/41	810,208
289,327	Government National Mortgage Association I, 4.5%, 7/15/41	304,170
816,889	Government National Mortgage Association I, 4.5%, 8/15/41	859,087
8,641	Government National Mortgage Association I, 5.0%, 10/15/18	8,726
8,755	Government National Mortgage Association I, 5.0%, 2/15/19	8,851
288	Government National Mortgage Association I, 5.0%, 7/15/19	302
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
18,863	Government National Mortgage Association I, 5.0%, 7/15/19	$19,112
58,597	Government National Mortgage Association I, 5.0%, 7/15/33	62,805
63,264	Government National Mortgage Association I, 5.0%, 9/15/33	67,963
73,670	Government National Mortgage Association I, 5.0%, 4/15/34	79,120
372,176	Government National Mortgage Association I, 5.0%, 4/15/35	401,286
179,202	Government National Mortgage Association I, 5.0%, 7/15/40	190,244
70	Government National Mortgage Association I, 5.5%, 6/15/18	70
4,874	Government National Mortgage Association I, 5.5%, 11/15/18	4,884
1,641	Government National Mortgage Association I, 5.5%, 12/15/18	1,645
434	Government National Mortgage Association I, 5.5%, 4/15/19	436
1,193	Government National Mortgage Association I, 5.5%, 4/15/19	1,196
13,150	Government National Mortgage Association I, 5.5%, 8/15/19	13,194
21,368	Government National Mortgage Association I, 5.5%, 8/15/19	21,452
40,545	Government National Mortgage Association I, 5.5%, 9/15/19	40,933
11,839	Government National Mortgage Association I, 5.5%, 10/15/19	11,968
74,891	Government National Mortgage Association I, 5.5%, 11/15/19	75,659
47,634	Government National Mortgage Association I, 5.5%, 1/15/29	51,790
11,522	Government National Mortgage Association I, 5.5%, 6/15/33	12,678
57,721	Government National Mortgage Association I, 5.5%, 7/15/33	63,582
61,043	Government National Mortgage Association I, 5.5%, 7/15/33	67,254
16,743	Government National Mortgage Association I, 5.5%, 8/15/33	18,451
26,627	Government National Mortgage Association I, 5.5%, 8/15/33	29,290
122,622	Government National Mortgage Association I, 5.5%, 8/15/33	134,283
49,458	Government National Mortgage Association I, 5.5%, 9/15/33	54,077
73,772	Government National Mortgage Association I, 5.5%, 9/15/33	80,264
52,905	Government National Mortgage Association I, 5.5%, 10/15/33	58,234
53,840	Government National Mortgage Association I, 5.5%, 10/15/33	59,277
288,316	Government National Mortgage Association I, 5.5%, 7/15/34	317,653
26,790	Government National Mortgage Association I, 5.5%, 10/15/34	29,496
338,876	Government National Mortgage Association I, 5.5%, 11/15/34	373,442
103,978	Government National Mortgage Association I, 5.5%, 1/15/35	114,617
25,294	Government National Mortgage Association I, 5.5%, 2/15/35	27,737
37,420	Government National Mortgage Association I, 5.5%, 2/15/35	40,706
63,481	Government National Mortgage Association I, 5.5%, 6/15/35	69,055
397,452	Government National Mortgage Association I, 5.5%, 7/15/35	450,713
54,776	Government National Mortgage Association I, 5.5%, 10/15/35	59,689
131,459	Government National Mortgage Association I, 5.5%, 10/15/35	143,263
32,599	Government National Mortgage Association I, 5.5%, 2/15/37	35,820
11,488	Government National Mortgage Association I, 5.72%, 4/15/29	12,593
2,142	Government National Mortgage Association I, 6.0%, 1/15/19	2,148
10,488	Government National Mortgage Association I, 6.0%, 3/15/19	10,519
17,507	Government National Mortgage Association I, 6.0%, 9/15/19	17,578
104,030	Government National Mortgage Association I, 6.0%, 12/15/23	107,412
9,681	Government National Mortgage Association I, 6.0%, 1/15/24	10,773
33,679	Government National Mortgage Association I, 6.0%, 4/15/28	37,818
161,564	Government National Mortgage Association I, 6.0%, 9/15/28	183,367
6,625	Government National Mortgage Association I, 6.0%, 10/15/28	7,373
55,200	Government National Mortgage Association I, 6.0%, 2/15/29	62,122
70,174	Government National Mortgage Association I, 6.0%, 2/15/29	78,569
53,808	Government National Mortgage Association I, 6.0%, 6/15/31	59,879
20,675	Government National Mortgage Association I, 6.0%, 11/15/31	23,250
1,235	Government National Mortgage Association I, 6.0%, 3/15/32	1,381
5,646	Government National Mortgage Association I, 6.0%, 8/15/32	6,348
56,036	Government National Mortgage Association I, 6.0%, 9/15/32	62,359
88,179	Government National Mortgage Association I, 6.0%, 9/15/32	98,129
174,312	Government National Mortgage Association I, 6.0%, 9/15/32	193,981
10,619	Government National Mortgage Association I, 6.0%, 10/15/32	11,817
29,135	Government National Mortgage Association I, 6.0%, 10/15/32	32,477
6,249	Government National Mortgage Association I, 6.0%, 11/15/32	6,954
6,782	Government National Mortgage Association I, 6.0%, 11/15/32	7,547
8,221	Government National Mortgage Association I, 6.0%, 12/15/32	9,149
9,528	Government National Mortgage Association I, 6.0%, 12/15/32	10,643
64,588	Government National Mortgage Association I, 6.0%, 12/15/32	71,875
119,078	Government National Mortgage Association I, 6.0%, 12/15/32	132,514
160,538	Government National Mortgage Association I, 6.0%, 12/15/32	178,652
190,179	Government National Mortgage Association I, 6.0%, 12/15/32	211,637
290,615	Government National Mortgage Association I, 6.0%, 12/15/32	323,481
19,233	Government National Mortgage Association I, 6.0%, 1/15/33	21,403
33,172	Government National Mortgage Association I, 6.0%, 1/15/33	37,303
131,457	Government National Mortgage Association I, 6.0%, 1/15/33	149,497
25,557	Government National Mortgage Association I, 6.0%, 2/15/33	28,612
67,434	Government National Mortgage Association I, 6.0%, 2/15/33	75,043
73,142	Government National Mortgage Association I, 6.0%, 2/15/33	82,496
120,231	Government National Mortgage Association I, 6.0%, 2/15/33	137,683
41,582	Government National Mortgage Association I, 6.0%, 3/15/33	46,698
50,160	Government National Mortgage Association I, 6.0%, 3/15/33	55,820
84,021	Government National Mortgage Association I, 6.0%, 3/15/33	94,454
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
90,836	Government National Mortgage Association I, 6.0%, 3/15/33	$101,085
92,877	Government National Mortgage Association I, 6.0%, 3/15/33	104,375
105,523	Government National Mortgage Association I, 6.0%, 3/15/33	118,786
199,369	Government National Mortgage Association I, 6.0%, 3/15/33	224,048
323,132	Government National Mortgage Association I, 6.0%, 3/15/33	369,268
15,601	Government National Mortgage Association I, 6.0%, 4/15/33	17,361
30,059	Government National Mortgage Association I, 6.0%, 4/15/33	33,451
35,617	Government National Mortgage Association I, 6.0%, 4/15/33	39,635
17,868	Government National Mortgage Association I, 6.0%, 5/15/33	19,884
123,377	Government National Mortgage Association I, 6.0%, 5/15/33	138,572
9,822	Government National Mortgage Association I, 6.0%, 6/15/33	11,049
13,112	Government National Mortgage Association I, 6.0%, 9/15/33	14,620
15,021	Government National Mortgage Association I, 6.0%, 9/15/33	16,716
46,859	Government National Mortgage Association I, 6.0%, 9/15/33	53,053
38,165	Government National Mortgage Association I, 6.0%, 10/15/33	42,868
94,641	Government National Mortgage Association I, 6.0%, 11/15/33	105,319
172,630	Government National Mortgage Association I, 6.0%, 3/15/34	199,495
53,685	Government National Mortgage Association I, 6.0%, 6/15/34	60,289
31,232	Government National Mortgage Association I, 6.0%, 8/15/34	35,009
44,368	Government National Mortgage Association I, 6.0%, 8/15/34	49,374
25,602	Government National Mortgage Association I, 6.0%, 9/15/34	28,799
37,105	Government National Mortgage Association I, 6.0%, 9/15/34	41,291
125,145	Government National Mortgage Association I, 6.0%, 9/15/34	140,539
47,349	Government National Mortgage Association I, 6.0%, 10/15/34	52,691
79,103	Government National Mortgage Association I, 6.0%, 10/15/34	88,465
162,215	Government National Mortgage Association I, 6.0%, 10/15/34	180,518
98,598	Government National Mortgage Association I, 6.0%, 11/15/34	111,387
743,527	Government National Mortgage Association I, 6.0%, 9/15/35	845,878
186,473	Government National Mortgage Association I, 6.0%, 8/15/36	208,861
120,897	Government National Mortgage Association I, 6.0%, 10/15/36	135,612
36,185	Government National Mortgage Association I, 6.0%, 11/15/37	40,268
42,311	Government National Mortgage Association I, 6.0%, 8/15/38	47,096
17,972	Government National Mortgage Association I, 6.5%, 10/15/24	19,444
6,469	Government National Mortgage Association I, 6.5%, 2/15/28	7,236
7,455	Government National Mortgage Association I, 6.5%, 4/15/28	8,338
34,590	Government National Mortgage Association I, 6.5%, 4/15/28	38,691
7,461	Government National Mortgage Association I, 6.5%, 6/15/28	8,346
6,398	Government National Mortgage Association I, 6.5%, 8/15/28	7,156
3,684	Government National Mortgage Association I, 6.5%, 10/15/28	4,120
14,779	Government National Mortgage Association I, 6.5%, 10/15/28	16,532
21,661	Government National Mortgage Association I, 6.5%, 1/15/29	24,229
965	Government National Mortgage Association I, 6.5%, 2/15/29	1,080
5,592	Government National Mortgage Association I, 6.5%, 2/15/29	6,255
14,840	Government National Mortgage Association I, 6.5%, 2/15/29	16,599
6,831	Government National Mortgage Association I, 6.5%, 3/15/29	7,641
8,457	Government National Mortgage Association I, 6.5%, 3/15/29	9,460
10,496	Government National Mortgage Association I, 6.5%, 3/15/29	11,740
39,908	Government National Mortgage Association I, 6.5%, 3/15/29	44,640
74,535	Government National Mortgage Association I, 6.5%, 3/15/29	83,372
2,470	Government National Mortgage Association I, 6.5%, 5/15/29	2,763
3,568	Government National Mortgage Association I, 6.5%, 5/15/29	3,991
52,680	Government National Mortgage Association I, 6.5%, 5/15/29	58,998
23,888	Government National Mortgage Association I, 6.5%, 6/15/29	26,720
4,832	Government National Mortgage Association I, 6.5%, 3/15/31	5,405
60,109	Government National Mortgage Association I, 6.5%, 4/15/31	68,349
13,279	Government National Mortgage Association I, 6.5%, 5/15/31	14,945
14,551	Government National Mortgage Association I, 6.5%, 5/15/31	16,559
37,052	Government National Mortgage Association I, 6.5%, 5/15/31	41,445
6,023	Government National Mortgage Association I, 6.5%, 6/15/31	6,737
17,807	Government National Mortgage Association I, 6.5%, 7/15/31	19,918
47,353	Government National Mortgage Association I, 6.5%, 8/15/31	52,967
17,451	Government National Mortgage Association I, 6.5%, 9/15/31	19,520
4,764	Government National Mortgage Association I, 6.5%, 10/15/31	5,329
19,275	Government National Mortgage Association I, 6.5%, 10/15/31	21,560
63,859	Government National Mortgage Association I, 6.5%, 10/15/31	71,431
3,859	Government National Mortgage Association I, 6.5%, 11/15/31	4,316
42,046	Government National Mortgage Association I, 6.5%, 11/15/31	47,031
18,151	Government National Mortgage Association I, 6.5%, 1/15/32	20,303
79,463	Government National Mortgage Association I, 6.5%, 1/15/32	89,521
7,995	Government National Mortgage Association I, 6.5%, 2/15/32	8,943
13,263	Government National Mortgage Association I, 6.5%, 2/15/32	14,875
16,133	Government National Mortgage Association I, 6.5%, 2/15/32	18,418
19,621	Government National Mortgage Association I, 6.5%, 2/15/32	21,947
30,533	Government National Mortgage Association I, 6.5%, 2/15/32	34,719
14,926	Government National Mortgage Association I, 6.5%, 3/15/32	16,696
77,433	Government National Mortgage Association I, 6.5%, 3/15/32	86,613
4,859	Government National Mortgage Association I, 6.5%, 4/15/32	5,435
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
8,899	Government National Mortgage Association I, 6.5%, 4/15/32	$9,954
8,963	Government National Mortgage Association I, 6.5%, 4/15/32	10,026
60,276	Government National Mortgage Association I, 6.5%, 4/15/32	68,598
4,311	Government National Mortgage Association I, 6.5%, 5/15/32	4,822
5,372	Government National Mortgage Association I, 6.5%, 5/15/32	6,008
9,126	Government National Mortgage Association I, 6.5%, 5/15/32	10,312
10,678	Government National Mortgage Association I, 6.5%, 5/15/32	11,944
9,839	Government National Mortgage Association I, 6.5%, 6/15/32	11,006
9,980	Government National Mortgage Association I, 6.5%, 6/15/32	11,163
12,615	Government National Mortgage Association I, 6.5%, 6/15/32	14,111
8,512	Government National Mortgage Association I, 6.5%, 7/15/32	9,521
9,686	Government National Mortgage Association I, 6.5%, 7/15/32	10,834
10,208	Government National Mortgage Association I, 6.5%, 7/15/32	11,419
106,602	Government National Mortgage Association I, 6.5%, 7/15/32	122,161
3,659	Government National Mortgage Association I, 6.5%, 8/15/32	4,093
34,067	Government National Mortgage Association I, 6.5%, 8/15/32	38,987
42,875	Government National Mortgage Association I, 6.5%, 8/15/32	47,958
15,198	Government National Mortgage Association I, 6.5%, 9/15/32	17,079
37,825	Government National Mortgage Association I, 6.5%, 9/15/32	42,309
40,446	Government National Mortgage Association I, 6.5%, 9/15/32	45,241
71,226	Government National Mortgage Association I, 6.5%, 10/15/32	79,671
44,657	Government National Mortgage Association I, 6.5%, 11/15/32	50,728
280,328	Government National Mortgage Association I, 6.5%, 12/15/32	320,652
2,892	Government National Mortgage Association I, 6.5%, 1/15/33	3,247
299,250	Government National Mortgage Association I, 6.5%, 1/15/33	342,295
29,923	Government National Mortgage Association I, 6.5%, 5/15/33	33,471
1,583	Government National Mortgage Association I, 6.5%, 10/15/33	1,770
5,200	Government National Mortgage Association I, 6.5%, 2/15/34	5,817
107,534	Government National Mortgage Association I, 6.5%, 6/15/34	120,284
3,888	Government National Mortgage Association I, 6.5%, 9/15/34	4,348
39,051	Government National Mortgage Association I, 6.5%, 4/15/35	43,681
6,290	Government National Mortgage Association I, 6.5%, 6/15/35	7,036
17,654	Government National Mortgage Association I, 6.5%, 7/15/35	19,748
62,466	Government National Mortgage Association I, 6.5%, 7/15/35	69,872
3,395	Government National Mortgage Association I, 6.75%, 4/15/26	3,798
15,644	Government National Mortgage Association I, 7.0%, 8/15/23	16,411
46,873	Government National Mortgage Association I, 7.0%, 9/15/24	50,999
18,677	Government National Mortgage Association I, 7.0%, 7/15/25	20,174
7,178	Government National Mortgage Association I, 7.0%, 11/15/26	7,954
16,628	Government National Mortgage Association I, 7.0%, 6/15/27	18,502
16,606	Government National Mortgage Association I, 7.0%, 1/15/28	17,965
15,762	Government National Mortgage Association I, 7.0%, 2/15/28	16,813
12,143	Government National Mortgage Association I, 7.0%, 3/15/28	12,395
5,588	Government National Mortgage Association I, 7.0%, 4/15/28	5,643
14,888	Government National Mortgage Association I, 7.0%, 7/15/28	16,444
1,225	Government National Mortgage Association I, 7.0%, 8/15/28	1,371
12,969	Government National Mortgage Association I, 7.0%, 11/15/28	14,758
38,491	Government National Mortgage Association I, 7.0%, 11/15/28	43,358
21,496	Government National Mortgage Association I, 7.0%, 4/15/29	22,041
24,372	Government National Mortgage Association I, 7.0%, 4/15/29	26,065
22,025	Government National Mortgage Association I, 7.0%, 5/15/29	22,377
3,746	Government National Mortgage Association I, 7.0%, 6/15/29	3,753
9,647	Government National Mortgage Association I, 7.0%, 7/15/29	10,731
42,995	Government National Mortgage Association I, 7.0%, 11/15/29	46,440
1,934	Government National Mortgage Association I, 7.0%, 12/15/30	1,968
6,452	Government National Mortgage Association I, 7.0%, 12/15/30	6,704
30,935	Government National Mortgage Association I, 7.0%, 12/15/30	35,414
37,043	Government National Mortgage Association I, 7.0%, 12/15/30	37,557
41,372	Government National Mortgage Association I, 7.0%, 1/15/31	41,831
5,121	Government National Mortgage Association I, 7.0%, 3/15/31	5,195
24,091	Government National Mortgage Association I, 7.0%, 6/15/31	27,839
2,758	Government National Mortgage Association I, 7.0%, 7/15/31	3,190
135,732	Government National Mortgage Association I, 7.0%, 8/15/31	157,394
11,796	Government National Mortgage Association I, 7.0%, 9/15/31	12,315
29,326	Government National Mortgage Association I, 7.0%, 9/15/31	32,111
7,883	Government National Mortgage Association I, 7.0%, 11/15/31	8,187
49,799	Government National Mortgage Association I, 7.0%, 3/15/32	54,425
43,445	Government National Mortgage Association I, 7.0%, 4/15/32	47,823
72,718	Government National Mortgage Association I, 7.0%, 5/15/32	85,056
6,454	Government National Mortgage Association I, 7.5%, 3/15/23	6,777
25,892	Government National Mortgage Association I, 7.5%, 10/15/23	27,589
1,331	Government National Mortgage Association I, 7.5%, 6/15/24	1,356
9,043	Government National Mortgage Association I, 7.5%, 8/15/25	9,171
4,023	Government National Mortgage Association I, 7.5%, 9/15/25	4,316
3,642	Government National Mortgage Association I, 7.5%, 12/15/25	3,725
596	Government National Mortgage Association I, 7.5%, 2/15/26	595
9,907	Government National Mortgage Association I, 7.5%, 2/15/27	10,631
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
27,300	Government National Mortgage Association I, 7.5%, 3/15/27	$31,111
41,833	Government National Mortgage Association I, 7.5%, 10/15/27	46,140
15,027	Government National Mortgage Association I, 7.5%, 6/15/29	16,503
2,636	Government National Mortgage Association I, 7.5%, 8/15/29	2,675
16,332	Government National Mortgage Association I, 7.5%, 8/15/29	16,952
17,101	Government National Mortgage Association I, 7.5%, 9/15/29	17,142
5,644	Government National Mortgage Association I, 7.5%, 10/15/29	5,826
8,161	Government National Mortgage Association I, 7.5%, 10/15/29	8,949
13,845	Government National Mortgage Association I, 7.5%, 2/15/31	13,993
15,300	Government National Mortgage Association I, 7.5%, 2/15/31	15,710
6,993	Government National Mortgage Association I, 7.5%, 3/15/31	7,171
42,359	Government National Mortgage Association I, 7.5%, 12/15/31	44,020
2,130	Government National Mortgage Association I, 7.75%, 2/15/30	2,158
6,901	Government National Mortgage Association I, 8.25%, 5/15/20	7,033
1,301	Government National Mortgage Association I, 8.5%, 8/15/21	1,305
259	Government National Mortgage Association I, 9.0%, 12/15/19	262
1,940	Government National Mortgage Association I, 9.0%, 1/15/20	1,957
156	Government National Mortgage Association I, 9.0%, 9/15/21	159
1,564	Government National Mortgage Association I, 9.0%, 6/15/22	1,592
698,600	Government National Mortgage Association II, 3.5%, 3/20/45	706,416
508,695	Government National Mortgage Association II, 3.5%, 4/20/45	514,622
911,022	Government National Mortgage Association II, 3.5%, 4/20/45	920,640
1,267,224	Government National Mortgage Association II, 3.5%, 4/20/45	1,282,407
3,624,040	Government National Mortgage Association II, 3.5%, 8/20/45	3,665,097
5,743,590	Government National Mortgage Association II, 3.5%, 1/20/46	5,808,220
1,633,858	Government National Mortgage Association II, 3.5%, 3/20/46	1,655,920
7,518,763	Government National Mortgage Association II, 4.0%, 7/20/44	7,783,594
202,485	Government National Mortgage Association II, 4.0%, 9/20/44	209,608
1,750,423	Government National Mortgage Association II, 4.0%, 10/20/44	1,811,959
6,770,436	Government National Mortgage Association II, 4.0%, 10/20/46	6,975,284
11,688,301	Government National Mortgage Association II, 4.0%, 12/20/47	12,028,170
66,760	Government National Mortgage Association II, 4.5%, 12/20/34	69,897
241,711	Government National Mortgage Association II, 4.5%, 1/20/35	253,242
40,246	Government National Mortgage Association II, 4.5%, 3/20/35	42,203
1,157,526	Government National Mortgage Association II, 4.5%, 9/20/41	1,218,061
6,285,000(b)	Government National Mortgage Association II, 4.5%, 9/20/44	6,567,505
1,743,567	Government National Mortgage Association II, 4.5%, 10/20/44	1,835,564
3,648,589	Government National Mortgage Association II, 4.5%, 11/20/44	3,841,100
9,345,674	Government National Mortgage Association II, 4.5%, 2/20/48	9,748,909
14,617	Government National Mortgage Association II, 5.0%, 12/20/18	14,778
7,378	Government National Mortgage Association II, 5.0%, 2/20/19	7,463
9,184	Government National Mortgage Association II, 5.0%, 1/20/20	9,448
60,024	Government National Mortgage Association II, 5.5%, 10/20/19	60,612
165,689	Government National Mortgage Association II, 5.5%, 3/20/34	182,503
145,336	Government National Mortgage Association II, 5.5%, 4/20/34	160,054
127,178	Government National Mortgage Association II, 5.5%, 10/20/37	138,169
141,758	Government National Mortgage Association II, 5.75%, 6/20/33	153,663
37,456	Government National Mortgage Association II, 5.9%, 11/20/27	40,942
24,663	Government National Mortgage Association II, 5.9%, 1/20/28	26,959
66,863	Government National Mortgage Association II, 5.9%, 7/20/28	72,579
3,778	Government National Mortgage Association II, 6.0%, 12/20/18	3,783
5,086	Government National Mortgage Association II, 6.0%, 7/20/19	5,104
16,404	Government National Mortgage Association II, 6.0%, 10/20/31	18,434
77,249	Government National Mortgage Association II, 6.0%, 1/20/33	88,868
85,147	Government National Mortgage Association II, 6.0%, 10/20/33	96,092
48,383	Government National Mortgage Association II, 6.0%, 6/20/34	54,657
46,528	Government National Mortgage Association II, 6.45%, 7/20/32	52,741
81,664	Government National Mortgage Association II, 6.45%, 1/20/33	92,577
20,108	Government National Mortgage Association II, 6.5%, 1/20/24	21,155
35,709	Government National Mortgage Association II, 6.5%, 8/20/28	39,996
1,674	Government National Mortgage Association II, 6.5%, 2/20/29	1,893
660	Government National Mortgage Association II, 6.5%, 3/20/29	740
21,200	Government National Mortgage Association II, 6.5%, 4/20/29	23,832
11,120	Government National Mortgage Association II, 6.5%, 4/20/31	12,676
8,055	Government National Mortgage Association II, 6.5%, 6/20/31	9,187
38,634	Government National Mortgage Association II, 6.5%, 10/20/32	44,242
53,701	Government National Mortgage Association II, 6.5%, 3/20/34	61,832
6,135	Government National Mortgage Association II, 7.0%, 5/20/26	6,730
15,896	Government National Mortgage Association II, 7.0%, 8/20/27	17,920
17,396	Government National Mortgage Association II, 7.0%, 6/20/28	19,760
56,998	Government National Mortgage Association II, 7.0%, 11/20/28	64,753
58,449	Government National Mortgage Association II, 7.0%, 1/20/29	66,676
6,094	Government National Mortgage Association II, 7.0%, 2/20/29	6,937
1,668	Government National Mortgage Association II, 7.0%, 12/20/30	1,901
8,938	Government National Mortgage Association II, 7.0%, 1/20/31	10,205
4,341	Government National Mortgage Association II, 7.0%, 3/20/31	4,918
22,897	Government National Mortgage Association II, 7.0%, 7/20/31	26,563
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
9,165	Government National Mortgage Association II, 7.0%, 11/20/31	$10,614
9,130	Government National Mortgage Association II, 7.5%, 5/20/30	10,747
2,856	Government National Mortgage Association II, 7.5%, 6/20/30	3,292
7,038	Government National Mortgage Association II, 7.5%, 7/20/30	7,955
9,962	Government National Mortgage Association II, 7.5%, 8/20/30	11,426
5,328	Government National Mortgage Association II, 7.5%, 12/20/30	6,195
23	Government National Mortgage Association II, 8.0%, 5/20/25	25
335	Government National Mortgage Association II, 9.0%, 9/20/21	336
1,915	Government National Mortgage Association II, 9.0%, 3/20/22	1,921
265	Government National Mortgage Association II, 9.0%, 4/20/22	266
2,159	Government National Mortgage Association II, 9.0%, 11/20/24	2,165
648,043	Tennessee Valley Authority, 4.929%, 1/15/21	683,161
10,560,000(h)	U.S. Treasury Bills, 4/12/18	10,555,201
64,355,964	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	62,049,843
61,983,989	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	61,529,922
73,462,373	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	75,237,725
		$1,465,585,601
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $1,496,323,924)	$1,465,585,601
	FOREIGN GOVERNMENT BONDS - 0.2% of Net Assets
	Kuwait - 0.1%
5,880,000	Kuwait International Government Bond, 3.5%, 3/20/27 (144A)	$5,763,388
	Nigeria - 0.1%
4,550,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$4,579,393
	TOTAL FOREIGN GOVERNMENT BONDS
	(Cost $10,358,129)	$10,342,781
	MUNICIPAL BONDS - 2.3% of Net Assets (i)
	Municipal General - 0.9%
2,350,000	Central Florida Expressway Authority, 5.0%, 7/1/38	$2,704,356
16,795,000(j)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	17,864,842
4,775,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	4,895,425
2,410,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	2,546,551
2,435,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	2,540,630
4,075,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 3.985%, 1/1/29	4,258,457
1,035,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 4.532%, 1/1/35	1,129,133
1,695,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	1,755,884
2,910,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	2,985,544
2,830,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 3.0%, 5/15/39	2,600,034
2,325,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/31	2,474,056
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	2,475,263
		$48,230,175
	Municipal Higher Education - 1.0%
525,000	Amherst College, 3.794%, 11/1/42	$513,312
1,025,000	Baylor University, Series A, 4.313%, 3/1/42	1,048,319
7,425,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	9,626,216
7,300,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	9,645,782
8,345,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	8,724,614
16,810,000	University of California, Series AX, 3.063%, 7/1/25	16,707,963
3,100,000	University of Virginia, Revenue, Refunding General Green, Series A-2, 5.0%, 4/1/45	3,507,340
		$49,773,546
	Municipal Medical - 0.0%†
1,765,000	Ohio Higher Educational Facility Commission, Cleveland Clinic Health, Series A 1, 5.0%, 1/1/42	$1,937,140
	Municipal Obligation - 0.1%
3,150,000(j)	State of Texas, Transportation Commission Mobility Fund, Series A, 4.0%, 10/1/44	$3,281,702
	Municipal School District - 0.2%
2,800,000(j)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/40 (PSF-GTD Insured)	$2,928,240
1,750,000(j)	Frisco Independent School District, Refunding School Building, 4.0%, 8/15/45 (PSF-GTD Insured)	1,825,757
2,425,000(j)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	2,636,145
		$7,390,142
	Municipal Transportation - 0.1%
3,220,000	Fairfax County Economic Development Authority, Series A, 2.875%, 4/1/34	$2,956,862
600,000	Port Authority of New York & New Jersey, Consolidated-174th, 4.458%, 10/1/62	656,580
		$3,613,442
	TOTAL MUNICIPAL BONDS
	(Cost $115,607,387)	$114,226,147
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.0% of Net Assets*(b)
	AUTOMOBILES & COMPONENTS - 0.2%
	Auto Parts & Equipment - 0.2%
627,226	Allison Transmission, Inc., New Term Loan, 3.6% (LIBOR + 175 bps), 9/23/22	$632,009
4,161,625	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.13% (LIBOR + 225 bps), 4/6/24	4,183,732
Principal
Amount
USD ($)		Value
	Auto Parts & Equipment - (continued)
2,009,218	Electrical Components International, Inc., Term Loan, 7.052% (LIBOR + 475 bps), 5/28/21	$2,023,031
814,623	Federal-Mogul Corp., Tranche C Term Loan, 5.555% (LIBOR + 375 bps), 4/15/21	820,648
1,424,519	TI Group Automotive Systems LLC, Initial US Term Loan, 4.377% (LIBOR + 250 bps), 6/30/22	1,433,867
1,184,463	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.5% (LIBOR + 275 bps), 3/7/24	1,187,424
		$10,280,711
	Tires & Rubber - 0.0%†
1,396,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.71% (LIBOR + 200 bps), 3/3/25	$1,400,158
	Total Automobiles & Components	$11,680,869
	CAPITAL GOODS - 0.4%
	Aerospace & Defense - 0.1%
956,522	Alion Science and Technology Corp., First Lien Term Loan, 6.377% (LIBOR + 450 bps), 8/19/21	$959,959
3,990,000	MacDonald, Dettwiler and Associates, Ltd., Initial Term B Loan, 4.63% (LIBOR + 275 bps), 10/4/24	4,005,677
1,413,394	Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 6.627% (LIBOR + 475 bps), 11/23/19	1,433,049
		$6,398,685
	Building Products - 0.1%
421,095	Builders FirstSource, Inc., Refinancing Term Loan, 5.302% (LIBOR + 300 bps), 2/29/24	$423,351
6,000,000	NCI Building Systems, Inc., Initial Term Loan, 3.877% (LIBOR + 200 bps), 2/7/25	6,013,500
		$6,436,851
	Construction Machinery & Heavy Trucks - 0.0%†
738,722	Navistar, Inc., Tranche B Term Loan, 5.21% (LIBOR + 350 bps), 11/6/24	$744,955
	Electrical Components & Equipment - 0.1%
1,360,826	Dell International LLC, Refinancing Term B Loan, 3.88% (LIBOR + 200 bps), 9/7/23	$1,363,804
2,003,288	Southwire Co., LLC, Initial Term Loan, 3.968% (LIBOR + 225 bps), 2/10/21	2,014,139
		$3,377,943
	Industrial Conglomerates - 0.1%
505,382(k)	Filtration Group Corp., Initial Dollar Term Loan, 3/29/25	$507,909
1,258,079	Milacron LLC, Term B Loan, 4.377% (LIBOR + 250 bps), 9/28/23	1,260,438
		$1,768,347
	Industrial Machinery - 0.0%†
1,170,736	NN, Inc., Tranche B Term Loan, 5.627% (LIBOR + 375 bps), 10/19/22	$1,178,785
	Trading Companies & Distributors - 0.0%†
589,560	Nexeo Solutions LLC, Term B-1 Loan, 5.266% (LIBOR + 325 bps), 6/9/23	$597,113
218,763	WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.877% (LIBOR + 300 bps), 12/12/19	219,036
		$816,149
	Total Capital Goods	$20,721,715
	COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
	Commercial Services & Supplies - 0.0%†
396,411	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.302% (LIBOR + 300 bps), 5/27/22	$399,756
	Environmental & Facilities Services - 0.0%†
459,467	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan, 4.877% (LIBOR + 300 bps), 9/27/24	$462,818
	Human Resource & Employment Services - 0.1%
660,658	On Assignment, Inc., Tranche B-3 Term Loan, 4.007% (LIBOR + 200 bps/PRIME + 200 bps), 6/3/22	$664,787
	Security & Alarm Services - 0.0%†
595,028	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.511% (LIBOR + 350 bps/PRIME + 250 bps), 5/24/24	$602,020
	Total Commercial & Professional Services	$2,129,381
	CONSUMER DURABLES & APPAREL - 0.0%†
	Home Furnishings - 0.0%†
1,650,802	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 5.216% (LIBOR + 350 bps), 11/8/23	$1,509,452
	Total Consumer Durables & Apparel	$1,509,452
	CONSUMER SERVICES - 0.3%
	Casinos & Gaming - 0.1%
5,010,821	Scientific Games International, Inc., Initial Term B-5 Loan, 4.722% (LIBOR + 275 bps), 8/14/24	$5,035,093
	Education Services - 0.0%†
572,364	Bright Horizons Family Solutions, Inc., Term B Loan, 3.877% (LIBOR + 200 bps/PRIME + 200 bps), 11/7/23	$576,299
758,125	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 4.877% (LIBOR + 300 bps), 5/28/21	695,264
		$1,271,563
	Leisure Facilities - 0.1%
437,325	Fitness International LLC, Term B Loan, 5.377% (LIBOR + 350 bps), 7/1/20	$441,808
1,292,915	Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.631% (LIBOR + 175 bps/PRIME + 75 bps), 6/30/22	1,299,782
		$1,741,590
	Restaurants - 0.0%†
1,688,162	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.294% (LIBOR + 225 bps), 2/16/24	$1,692,032
Principal
Amount
USD ($)		Value
	Specialized Consumer Services - 0.1%
645,125	Constellis Holdings LLC, First Lien Term B Loan, 7.302% (LIBOR + 500 bps), 4/21/24	$651,778
2,221,805	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 6.052% (LIBOR + 375 bps), 8/12/22	2,240,203
		$2,891,981
	Total Consumer Services	$12,632,259
	DIVERSIFIED FINANCIALS - 0.1%
	Diversified Capital Markets - 0.0%†
1,488,750	Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, 4.072% (LIBOR + 225 bps), 3/21/22	$1,491,748
	Other Diversified Financial Services - 0.0%†
1,128,986	Fly Funding II S.a.r.l., Term Loan, 3.8% (LIBOR + 200 bps), 2/9/23	$1,130,868
	Specialized Finance - 0.1%
1,454,934	Trans Union LLC, 2017 Replacement Term B-3 Loan, 3.877% (LIBOR + 200 bps), 4/10/23	$1,460,803
1,797,710	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.377% (LIBOR + 250 bps), 8/4/23	1,811,688
319,380	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term C Loan, 4.377% (LIBOR + 250 bps), 8/4/23	321,863
		$3,594,354
	Total Diversified Financials	$6,216,970
	ENERGY - 0.2%
	Oil & Gas Drilling - 0.1%
7,165,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 7.786% (LIBOR + 600 bps), 3/1/24	$7,190,314
	Oil & Gas Storage & Transportation - 0.1%
1,110,467	Energy Transfer Equity LP, Refinanced Term Loan, 3.854% (LIBOR + 200 bps), 2/2/24	$1,109,599
1,852,678	Gulf Finance LLC, Tranche B Term Loan, 7.56% (LIBOR + 525 bps), 8/25/23	1,720,675
		$2,830,274
	Total Energy	$10,020,588
	FOOD, BEVERAGE & TOBACCO - 0.1%
	Agricultural Products - 0.0%†
1,706,875	Darling Ingredients Inc. (fka Darling International Inc.), Term B Loan, 3.88% (LIBOR + 200 bps), 12/18/24	$1,728,200
	Packaged Foods & Meats - 0.1%
3,517,239	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.678% (LIBOR + 250 bps), 10/30/22	$3,511,084
268,576	Pinnacle Foods Finance LLC, Initial B Term Loan, 3.377% (LIBOR + 175 bps), 2/2/24	270,159
		$3,781,243
	Total Food, Beverage & Tobacco	$5,509,443
	HEALTH CARE EQUIPMENT & SERVICES - 0.3%
	Health Care Facilities - 0.1%
667,075	CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 4.734% (LIBOR + 275 bps), 12/31/19	$652,066
1,235,621	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.984% (LIBOR + 300 bps), 1/27/21	1,190,229
300,000(k)	HCA, Inc., Tranche B-10 Term Loan, 3/13/25	302,563
1,426,859	HCA, Inc., Tranche B-11 Term Loan, 3.627% (LIBOR + 175 bps), 3/17/23	1,434,503
537,447	Kindred Healthcare, Inc., New Term Loan, 5.25% (LIBOR + 350 bps), 4/9/21	539,874
1,157,442	Select Medical Corp., Tranche B Term Loan, 4.461% (LIBOR + 275 bps/PRIME + 175 bps), 3/1/21	1,167,930
586,207	Vizient, Inc., Term B-4 Loan, 4.627% (LIBOR + 275 bps), 2/13/23	592,072
		$5,879,237
	Health Care Services - 0.1%
795,000	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.341% (LIBOR + 450 bps), 10/24/23	$800,962
176,817	Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 7.377% (LIBOR + 550 bps), 8/4/21	177,701
244,165	DaVita HealthCare Partners, Inc., Tranche B Term Loan, 4.627% (LIBOR + 275 bps), 6/24/21	246,626
454,969	MPH Acquisition Holdings LLC, Initial Term Loan, 5.052% (LIBOR + 275 bps), 6/7/23	457,671
1,089,000	Team Health Holdings, Inc., Initial Term Loan, 4.627% (LIBOR + 275 bps), 2/6/24	1,045,440
		$2,728,400
	Health Care Supplies - 0.1%
2,535,838	Kinetic Concepts, Inc., Dollar Term Loan, 5.552% (LIBOR + 325 bps), 2/2/24	$2,550,736
728,277	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.877% (LIBOR + 300 bps), 5/15/22	731,311
		$3,282,047
	Health Care Technology - 0.0%†
1,287,000	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.627% (LIBOR + 275 bps), 3/1/24	$1,291,558
1,125,750	Quintiles IMS, Inc., Term B-1 Dollar Loan, 4.302% (LIBOR + 200 bps), 3/7/24	1,132,552
		$2,424,110
	Total Health Care Equipment & Services	$14,313,794
	HOUSEHOLD & PERSONAL PRODUCTS - 0.0%†
	Household Products - 0.0%†
497,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.377% (LIBOR + 350 bps), 9/26/24	$463,919
	Total Household & Personal Products	$463,919
Principal
Amount
USD ($)		Value
	INSURANCE - 0.0%†
	Insurance Brokers - 0.0%†
477,678	NFP Corp., Term B Loan, 4.877% (LIBOR + 300 bps), 1/8/24	$479,818
	Property & Casualty Insurance - 0.0%†
845,750	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.302% (LIBOR + 300 bps), 5/16/24	$849,345
	Total Insurance	$1,329,163
	MATERIALS - 0.1%
	Construction Materials - 0.0%†
769,197	Unifrax I LLC, Initial Dollar Term Loan, 5.802% (LIBOR + 350 bps), 4/4/24	$776,408
	Diversified Chemicals - 0.0%†
482,512	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 5.302% (LIBOR + 300 bps), 9/23/24	$487,186
1,113,488	Tronox, Ltd., First Lien Initial Dollar Term Loan, 5.302% (LIBOR + 300 bps), 9/23/24	1,124,276
		$1,611,462
	Metal & Glass Containers - 0.0%†
508,443	BWay Holding Co., Initial Term Loan, 4.958% (LIBOR + 325 bps), 4/3/24	$511,568
	Paper Packaging - 0.0%†
495,000	Berry Global, Inc. (fka Berry Plastics Corp.), Term R Loan, 3.74% (LIBOR + 200 bps), 1/19/24	$497,784
	Paper Products - 0.0%†
320,865	Ranpak Corp., Tranche B-1 USD Term Loan, 5.127% (LIBOR + 325 bps), 10/1/21	$323,272
	Specialty Chemicals - 0.1%
418,348	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.206% (LIBOR + 325 bps), 9/13/23	$421,747
315,179	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.206% (LIBOR + 325 bps), 9/13/23	317,740
621,818	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 4.877% (LIBOR + 300 bps), 6/7/23	626,870
522,429	Omnova Solutions, Inc., Term B-2 Loan, 5.127% (LIBOR + 325 bps), 8/25/23	526,673
141,161(k)	WR Grace & Co-CONN, Term B-1 Loan, 4/3/25	141,897
241,991(k)	WR Grace & Co-CONN, Term B-2 Loan, 4/3/25	243,251
391,974	WR Grace & Co-CONN, US Term Loan, 3.787% (LIBOR + 200 bps), 2/3/21	392,832
		$2,671,010
	Steel - 0.0%†
395,000	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.999% (LIBOR + 275 bps), 6/14/21	$397,617
	Total Materials	$6,789,121
	MEDIA - 0.3%
	Advertising - 0.0%†
1,000,000(k)	Lamar Media Corp., Term B Loan, 3/14/25	$1,006,667
	Broadcasting - 0.1%
1,290,250	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 3.718% (LIBOR + 200 bps), 10/4/23	$1,295,806
700,000(k)	Sinclair Television Group, Inc., Term Loan B, 12/12/24	704,459
2,188,538	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 4.627% (LIBOR + 275 bps), 3/15/24	2,157,419
		$4,157,684
	Cable & Satellite - 0.1%
1,647,559	Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 3.88% (LIBOR + 200 bps), 4/30/25	$1,655,385
490,000	UPC Financing Partnership, Facility AR, 4.277% (LIBOR + 250 bps), 1/15/26	492,100
		$2,147,485
	Movies & Entertainment - 0.1%
558,804	AMC Entertainment, Inc., Initial Term Loan, 4.027% (LIBOR + 225 bps), 12/15/22	$560,849
2,048,904	Live Nation Entertainment, Inc., Term B-3 Loan, 3.688% (LIBOR + 175 bps), 10/31/23	2,064,697
3,154,478	Rovi Solutions Corp. / Rovi Guides, Inc., Term B Loan, 4.38% (LIBOR + 250 bps), 7/2/21	3,177,481
		$5,803,027
	Publishing - 0.0%†
1,352,441	DH Publishing, L.P., Term B-6 Loan, 3.984% (LIBOR + 225 bps), 8/20/23	$1,359,083
	Total Media	$14,473,946
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
	Biotechnology - 0.0%†
726,982	Alkermes, Inc., 2023 Term Loan, 4.13% (LIBOR + 225 bps), 3/27/23	$732,435
	Life Sciences Tools & Services - 0.1%
2,369,305	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.127% (LIBOR + 225 bps), 5/20/24	$2,382,139
	Pharmaceuticals - 0.1%
717,750	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 3.986% (LIBOR + 225 bps), 1/31/25	$721,002
688,195	Mallinckrodt International Finance SA, 2017 Term B Loan, 5.203% (LIBOR + 275 bps), 9/24/24	688,578
2,514,863	RPI Finance Trust, Initial Term Loan B-6, 4.302% (LIBOR + 200 bps), 3/27/23	2,529,009
624,076	Valeant Pharmaceuticals International, Inc., Series F-4 Tranche B Term Loan, 5.24% (LIBOR + 350 bps), 4/1/22	631,448
		$4,570,037
	Total Pharmaceuticals, Biotechnology & Life Sciences	$7,684,611
Principal
Amount
USD ($)		Value
	REAL ESTATE - 0.0%†
	Retail REIT - 0.0%†
502,685	DTZ US Borrower LLC, First Lien 2015-1 Additional Term Loan, 5.183% (LIBOR + 325 bps), 11/4/21	$500,695
	Specialized REIT - 0.0%†
1,613,051	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.877% (LIBOR + 300 bps), 10/24/22	$1,555,325
	Total Real Estate	$2,056,020
	RETAILING - 0.1%
	Automotive Retail - 0.0%†
1,364,395	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.302% (LIBOR + 200 bps), 11/2/23	$1,372,497
1,988,168	CWGS Group LLC, Term Loan, 4.703% (LIBOR + 300 bps), 11/23/23	1,995,126
		$3,367,623
	Specialty Stores - 0.1%
1,135,165	PetSmart, Inc., Tranche B-2 Term Loan, 4.68% (LIBOR + 300 bps), 3/11/22	$913,808
2,693,250	Staples, Inc., Closing Date Term Loan, 5.787% (LIBOR + 400 bps), 9/12/24	2,673,050
		$3,586,858
	Total Retailing	$6,954,481
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductor Equipment - 0.0%†
1,083,722	Sensata Technologies BV, Sixth Amendment Term Loan, 3.5% (LIBOR + 175 bps), 10/14/21	$1,092,753
	Semiconductors - 0.1%
346,776	Microsemi Corp., Term Loan B, 3.742% (LIBOR + 200 bps), 1/15/23	$347,797
847,278	ON Semiconductor Corp., 2017 New Replacement Term B-2 Loan, 3.877% (LIBOR + 200 bps), 3/31/23	852,732
		$1,200,529
	Total Semiconductors & Semiconductor Equipment	$2,293,282
	SOFTWARE & SERVICES - 0.2%
	Application Software - 0.0%†
742,481	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.711% (LIBOR + 475 bps), 9/29/23	$742,945
350,000	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 7.127% (LIBOR + 525 bps), 6/30/22	350,438
		$1,093,383
	Data Processing & Outsourced Services - 0.1%
1,259,764	First Data Corp., 2022D New Dollar Term Loan, 4.122% (LIBOR + 225 bps), 7/8/22	$1,262,991
846,848	First Data Corp., 2024-A New Dollar Term Loan, 4.122% (LIBOR + 225 bps), 4/26/24	849,185
		$2,112,176
	Internet Software & Services - 0.0%†
1,856,285	Rackspace Hosting, Inc., First Lien Term B Loan, 4.787% (LIBOR + 300 bps), 11/3/23	$1,852,370
	IT Consulting & Other Services - 0.1%
1,214,497	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.127% (LIBOR + 225 bps), 2/15/24	$1,219,221
814,662	Rocket Software, Inc., First Lien Term Loan, 6.552% (LIBOR + 425 bps), 10/14/23	819,753
		$2,038,974
	Systems Software - 0.0%†
448,294	Avast Holding BV, Refinancing Dollar Term Loan, 5.052% (LIBOR + 275 bps), 9/30/23	$451,516
110,000	MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-3 Term Loan, 4.627% (LIBOR + 275 bps), 6/21/24	108,946
740,000	Seattle Spinco, Inc. (aka Micro Focus International Plc), Initial Term Loan, 4.627% (LIBOR + 275 bps), 6/21/24	740,185
		$1,300,647
	Total Software & Services	$8,397,550
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%†
	Communications Equipment - 0.0%†
897,177	Ciena Corp., Refinancing Term Loan, 4.322% (LIBOR + 250 bps), 1/28/22	$902,784
	Total Technology Hardware & Equipment	$902,784
	TELECOMMUNICATION SERVICES - 0.2%
	Integrated Telecommunication Services - 0.1%
1,995,000	CenturyLink, Inc., Initial Term B Loan, 4.627% (LIBOR + 275 bps), 1/31/25	$1,966,946
1,143,313	Cincinnati Bell, Inc., Tranche B Term Loan, 5.445% (LIBOR + 375 bps), 10/2/24	1,153,794
1,177,760	GCI Holdings, Inc., New Term B Loan, 4.127% (LIBOR + 225 bps), 2/2/22	1,182,913
1,200,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.111% (LIBOR + 225 bps), 2/22/24	1,203,094
		$5,506,747
	Wireless Telecommunication Services - 0.1%
1,835,185	Altice US Finance I Corp., March 2017 Refinancing Term Loan, 4.127% (LIBOR + 225 bps), 7/28/25	$1,835,185
1,287,000	Sprint Communications, Inc., Initial Term Loan, 4.438% (LIBOR + 250 bps), 2/2/24	1,288,809
		$3,123,994
	Total Telecommunication Services	$8,630,741
Principal
Amount
USD ($)		Value
	TRANSPORTATION - 0.0%†
	Airlines - 0.0%†
782,000	Delta Air Lines, Inc., Term Loan, 4.377% (LIBOR + 250 bps), 8/24/22	$790,064
	Total Transportation	$790,064
	UTILITIES - 0.1%
	Electric Utilities - 0.0%†
1,645,492	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.627% (LIBOR + 375 bps), 10/2/23	$1,673,259
	Independent Power Producers & Energy Traders - 0.1%
907,572	Dynegy, Inc., Tranche C-2 Term Loan, 4.604% (LIBOR + 275 bps), 2/7/24	$914,379
1,282,796	NRG Energy, Inc., Term Loan, 4.052% (LIBOR + 175 bps), 6/30/23	1,287,766
		$2,202,145
	Total Utilities	$3,875,404
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $148,448,411)	$149,375,557
	TEMPORARY CASH INVESTMENTS - 0.6% of Net Assets
	REPURCHASE AGREEMENTS- 0.6%
8,115,000	$8,115,000 RBC Capital Markets LLC, 1.78%, dated 3/29/18 plus accrued interest on 4/2/18 collateralized by the following:
	$61,437 Freddie Mac Giant, 3.0%, 1/1/33
	$8,164,863 Federal National Mortgage Association, 3.0% - 4.5%, 2/1/28 - 1/1/48
	$51,002 U.S. Treasury Strip, 4.25%, 5/15/39	$8,115,000
18,955,000	$18,955,000 ScotiaBank, 1.76%, dated 3/29/17 plus accrued interest on 4/2/18 collateralized by the following:
	$71,401 Freddie Mac Giant, 34.0%, 2/1/45
	$14,598,100 Federal National Mortgage Association, 4.0%, 5/1/47 - 10/1/47
	$4,665,544 Government National Mortgage Association, 2.0% - 3.5%, 5/20/45 - 7/20/45	18,955,000
1,645,000	$1,645,000 TD Securities USA LLC, 1.76%, dated 3/29/18 plus accrued interest on 4/2/18 collateralized by the following:
	$1,677,901 Federal National Mortgage Association, 4.5%, 3/1/48	1,645,000
1,645,000	$1,645,000 TD Securities USA LLC, 1.78%, dated 3/29/18 plus accrued interest on 4/2/18 collateralized by the following:
	$1,677,901 Federal National Mortgage Association, 4.5%, 3/1/48	1,645,000
		$30,360,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $30,360,000)	$30,360,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.2%
	(Cost $5,077,598,073)	$5,016,041,750
	OTHER ASSETS AND LIABILITIES - 0.8%	$39,469,899
	NET ASSETS - 100.0%	$5,055,511,649

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate.
PNMR	Panamanian Mortgage Reference Rate.
PRIME	U.S. Federal Funds Rate.
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2018, the value of these securities amounted to $1,573,237,443, or 31.1% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At March 31, 2018, the value of these securities amounted to $82,731,508, or 1.6% of net assets.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2018.

^	Security is valued using fair value methods (other than supplied by independent pricing services).
+	Securities that used significant unobservable inputs to determine their value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2018.
(c)	The interest rate is subject to change periodically. The interest rate, reference index and spread shown at March 31, 2018.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2018.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Structured reinsurance investment. At March 31, 2018, the value of these securities amounted to $94,621,883, or 1.9% of net assets.
(g)	Rate to be determined.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Represents a General Obligation Bond.
(k)	This term loan will settle after March 31, 2018, at which time the interest rate will be determined.

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation

4,314	U.S. 2 - Year Note (CBT)	6/29/18	$917,195,852	$917,196,848	$996
1,731	U.S. 5 - Year Note (CBT)	6/29/18	197,564,345	198,131,884	567,539
445	U.S. Long Bond (CBT)	6/20/18	63,783,156	65,248,125	1,464,969
			$1,178,543,353	$1,180,576,857	$2,033,504

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)

5,277	U.S. 10-Year Note (CBT)	6/20/18	$634,682,279	$639,259,078	$(4,576,799)
1,375	U.S. 10-Year Ultra (CBT)	6/20/18	176,236,361	178,556,641	(2,320,280)
34	U.S. Ultra Bond (CBT)	6/20/18	5,458,063	5,455,938	2,125
			$816,376,703	$823,271,657	$(6,894,954)

TOTAL FUTURES CONTRACTS			$362,166,650	$357,305,200	$(4,861,450)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION
Notional Amount ($)(1)	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value

23,451,400	Markit CDX North America High Yield Index Series 27	Pay	5.00%	12/20/21	$(1,656,155)	$(22,549)	$(1,678,704)
43,995,600	Markit CDX North America High Yield Index Series 28	Pay	5.00%	6/20/22	(3,241,098)	13,261	(3,227,837)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION					$(4,897,253)	$(9,288)	$(4,906,541)

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/ Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value

2,851,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	$(8,072)	$63,163	$55,091
3,979,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	$(13,137)	90,024	76,887
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(21,209)	$153,187	$131,978
TOTAL SWAP CONTRACTS						$(4,918,462)	$143,899	$(4,774,563)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays Quarterly.
(3)	Receives Quarterly.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$46,966,567	$–	$–	$46,966,567
Asset Backed Securities	–	204,416,789	758,238	205,175,027
Collateralized Mortgage Obligations	–	1,055,041,353	–	1,055,041,353
Corporate Bonds
Diversified Financials
Other Diversified Financial Services	–	11,948,258	1,847,475	13,795,733
Insurance
Reinsurance	–	81,479,508	95,873,883	177,353,391
All Other Corporate Bonds	–	1,747,819,593	–	1,747,819,593
U.S. Government and Agency Obligations	–	1,465,585,601	–	1,465,585,601
Foreign Government Bonds	–	10,342,781	–	10,342,781
Municipal Bonds	–	114,226,147	–	114,226,147
Senior Secured Floating Rate Loan Interests	–	149,375,557	–	149,375,557
Repurchase Agreements	–	30,360,000	–	30,360,000
Total Investments in Securities	$46,966,567	$4,870,595,587	$98,479,596	$5,016,041,750
Other Financial Instruments
Net Unrealized depreciation on futures contracts	$(4,861,451)	$–	$–	$(4,861,451)
Swap contracts, at value	–	(4,774,563)	–	(4,774,563)
Total Other Financial Instruments	$(4,861,451)	$(4,774,563)	$–	$(9,636,014)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Asset Backed	Corporate	Total
	Securities	Bonds
Balance as of 06/30/2017	$–	$70,346,605	$70,346,605
Realized gain (loss)	–	233,731	233,731
Change in unrealized appreciation
(depreciation)	(4,332)	(5,250,905)	(5,255,237)
Accrued discounts/premiums	–	(36,578)	(36,578)
Purchases	–	63,294,683	63,294,683
Sales	(1,221,797)	(30,866,178)	(32,087,975)
Transfers in to Level 3*	1,984,367	–	1,984,367
Transfers out of Level 3*	–	–	–
Balance as of 03/31/18	$758,238	$97,721,358	$98,479,596

* Transfers are calculated on the beginning of period values. During the nine months ended March 31, 2018, investments having a value of $1,984,367  were transferred from Level 2 to Level 3. The change in the level designation within the fair value hierarchy was due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2018: $(3,971,012).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date May 29, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date May 29, 2018

* Print the name and title of each signing officer under his or her signature.